                [CHARLES SCHWAB LOGO]

DOMESTIC HYBRID

                SCHWAB MARKETTRACK
                GROWTH PORTFOLIO II

                Balanced

                FOR PERIOD ENDING DECEMBER 31, 2002
                Inception Date: November 1, 1996

      The portfolio seeks high capital growth with less volatility than an all-stock portfolio.

Schwab MarketTrack Growth Portfolio II

[PHOTO OF GERI HOM AND KIMON DAIFOTIS]

      GERI HOM, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the equity portions of the portfolio. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

      KIMON DAIFOTIS, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the bond and cash portions of the portfolio. Prior to joining the firm in 1997, he worked for more than 17 years in fixed-income research and asset management.

MANAGERS' PERSPECTIVE

SEVERAL FACTORS COMBINED TO MAKE THIS A DIFFICULT REPORT PERIOD FOR THE U.S. STOCK MARKET. Fears of more terrorist attacks, increased tensions with Iraq, and corporate malfeasance rocked investor confidence. Coming at a time when the market was already struggling with low corporate earnings and inflated stock prices, these factors helped push the S&P 500(R) Index down by over 22% during the 12-month report period, marking the third consecutive down year for the index.

WITH ALL SEGMENTS OF THE U.S. EQUITY MARKET STRUGGLING, THE PORTFOLIO'S BOND HOLDINGS WERE A WELCOME SOURCE OF POSITIVE PERFORMANCE. Bond prices rose as investors, seeking the relative stability, created strong demand: the Lehman Brothers U.S. Aggregate Bond Index was up 10.3% during the period. Throughout the period, as the stock market tried to gain a sense of direction, there were shifts in market leadership among large-cap, mid-cap, and small-cap stocks, although all ended the period in negative territory. By the end of the period, growth stocks saw their prices fall while value stock prices also fell, but not by as much. Overall, international stocks were down 15.1%, as measured by the Schwab International Index.

CONTINUED SLOW RECOVERY CURRENTLY APPEARS LIKELY. The combination of record low interest rates and various tax relief measures should keep consumer spending healthy. The weakening of the U.S. dollar compared to other currencies should help make imports more expensive and exports more attractive, which would help narrow the country's trade deficit. Businesses, which have held off on capital spending and hiring in the face of high oil prices and growing geopolitical issues, may move ahead again once there is less uncertainty about these risks.

Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 12/31/02

This chart compares performance of the portfolio with the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index II.

[BAR CHART]

                                                               LEHMAN BROTHERS
                                                 S&P 500        U.S. AGGREGATE         GROWTH COMPOSITE
                             PORTFOLIO 1          INDEX           BOND INDEX                INDEX 2
1 YEAR                         -15.44%            -22.10%           10.26%                  -15.11%
5 YEARS                         -0.06%             -0.59%            7.55%                    1.30%
SINCE INCEPTION: 11/1/96         4.27%              5.18%            7.81%                    4.56%

PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in three indices: the S&P 500 Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index II.

$12,940        PORTFOLIO 1
$13,683        S&P 500 INDEX
$15,908        LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
$13,164        GROWTH COMPOSITE INDEX II 2

[LINE GRAPH]

                                     S&P 500       Lehman Aggregate        Growth Composite
                  Portfolio           Index             Index                  Index II
01-Nov-96           10000             10000             10000                    10000
   Nov-96           10490             10777             10178                    10444
   Dec-96           10420             10564             10083                    10415
   Jan-97           10670             11223             10115                    10689
   Feb-97           10710             11311             10140                    10669
   Mar-97           10460             10848             10027                    10393
   Apr-97           10780             11494             10178                    10584
   May-97           11420             12193             10274                    11224
   Jun-97           11940             12739             10397                    11645
   Jul-97           12650             13752             10677                    12272
   Aug-97           12200             12982             10587                    11955
   Sep-97           12880             13692             10743                    12551
   Oct-97           12520             13235             10899                    12124
   Nov-97           12730             13848             10949                    12212
   Dec-97           12977             14086             11060                    12338
   Jan-98           13037             14242             11201                    12415
   Feb-98           13779             15269             11192                    13114
   Mar-98           14199             16051             11230                    13626
   Apr-98           14320             16213             11289                    13752
   May-98           14019             15934             11396                    13525
   Jun-98           14240             16581             11493                    13679
   Jul-98           13959             16405             11517                    13428
   Aug-98           12285             14036             11705                    11764
   Sep-98           12696             14936             11979                    12111
   Oct-98           13478             16150             11915                    12725
   Nov-98           14079             17129             11983                    13310
   Dec-98           14673             18116             12019                    13901
   Jan-99           14921             18873             12104                    14115
   Feb-99           14395             18286             11893                    13619
   Mar-99           14807             19017             11958                    13972
   Apr-99           15405             19753             11996                    14576
   May-99           15127             19287             11891                    14411
   Jun-99           15735             20357             11853                    15038
   Jul-99           15621             19722             11803                    14936
   Aug-99           15518             19624             11797                    14796
   Sep-99           15467             19086             11934                    14682
   Oct-99           16095             20294             11978                    15131
   Nov-99           16569             20707             11977                    15745
   Dec-99           17553             21926             11919                    16850
   Jan-00           16777             20825             11880                    16339
   Feb-00           17176             20431             12024                    17039
   Mar-00           17975             22429             12182                    17637
   Apr-00           17376             21754             12147                    17016
   May-00           16965             21308             12141                    16623
   Jun-00           17598             21835             12394                    17248
   Jul-00           17232             21494             12506                    17019
   Aug-00           18108             22829             12688                    17899
   Sep-00           17442             21624             12768                    17380
   Oct-00           17254             21533             12852                    17086
   Nov-00           16245             19836             13063                    16114
   Dec-00           16707             19933             13306                    16735
   Jan-01           17045             20641             13523                    17101
   Feb-01           15872             18758             13640                    16101
   Mar-01           15150             17569             13708                    15281
   Apr-01           16064             18934             13651                    16199
   May-01           16097             19061             13733                    16287
   Jun-01           15951             18598             13785                    16096
   Jul-01           15754             18416             14094                    15855
   Aug-01           15172             17263             14256                    15332
   Sep-01           14022             15868             14421                    14073
   Oct-01           14360             16171             14722                    14486
   Nov-01           15060             17411             14519                    15214
   Dec-01           15303             17565             14426                    15507
   Jan-02           14962             17308             14543                    15268
   Feb-02           14773             16974             14684                    15099
   Mar-02           15350             17612             14441                    15704
   Apr-02           14997             16545             14721                    15453
   May-02           14867             16423             14846                    15328
   Jun-02           14184             15253             14975                    14602
   Jul-02           13112             14065             15156                    13472
   Aug-02           13206             14157             15412                    13521
   Sep-02           12193             12618             15662                    12532
   Oct-02           12829             13728             15590                    13058
   Nov-02           13418             14537             15585                    13642
31-Dec-02           12940             13683             15908                    13164

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 The Growth Composite Index II is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. As of 12/31/02, the total number of funds in the Large-Cap, Small-Cap Blend, Foreign and Intermediate-Term Bond Fund categories for the one- and five-year periods was 3,445, 1,179, 896, 697 and 1,900, 635, 532, 443, respectively. Performance includes changes in price and reinvestment of dividends and capital gains.

PORTFOLIO FACTS As of December 31, 2002

TOP TEN HOLDINGS 1

SECURITY                                    % OF INVESTMENTS
-------------------------------------------------------------
 (1)  SCHWAB INTERNATIONAL INDEX FUND(R),               20.3%
      SELECT SHARES(R)
-------------------------------------------------------------
 (2)  SCHWAB SMALL-CAP INDEX FUND(R),                   20.2%
      SELECT SHARES
-------------------------------------------------------------
 (3)  SCHWAB TOTAL BOND MARKET FUND                     15.8%
-------------------------------------------------------------
 (4)  MICROSOFT CORP.                                    1.4%
-------------------------------------------------------------
 (5)  GENERAL ELECTRIC CO.                               1.2%
-------------------------------------------------------------
 (6)  EXXON MOBIL CORP.                                  1.2%
-------------------------------------------------------------
 (7)  WAL-MART STORES, INC.                              1.1%
-------------------------------------------------------------
 (8)  PFIZER, INC.                                       0.9%
-------------------------------------------------------------
 (9)  CITGROUP, INC.                                     0.9%
-------------------------------------------------------------
(10)  JOHNSON & JOHNSON                                  0.8%
-------------------------------------------------------------
      TOTAL                                             63.8%

STATISTICS

                                                           PEER GROUP
                                     PORTFOLIO              AVERAGE 2
---------------------------------------------------------------------
NUMBER OF HOLDINGS                         494                    N/A
---------------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)      $26,419                $32,121
---------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                22.7                   24.5
---------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                     3.4                    3.8
---------------------------------------------------------------------
INCOME RATIO                              1.8%                   2.7%
---------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    30%                   132%
---------------------------------------------------------------------
THREE-YEAR BETA                           0.71                   0.53
---------------------------------------------------------------------

EXPENSE RATIO

[BAR CHART]

PORTFOLIO             0.50% 3
PEER GROUP AVERAGE    0.79%

PORTFOLIO WEIGHTINGS

These charts show the composition by asset class of the portfolio as of the report date.

ASSET MIX

[PIE CHART]

39.2%        LARGE-CAP STOCKS
20.0%        INTERNATIONAL STOCKS
19.7%        SMALL-CAP STOCKS
15.4%        BONDS
 5.7%        SHORT TERM INVESTMENTS

TARGET MIX

[PIE CHART]

40.0%        LARGE-CAP STOCKS
20.0%        SMALL-CAP STOCKS
20.0%        INTERNATIONAL STOCKS
15.0%        BONDS
 5.0%        SHORT-TERM INVESTMENTS

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 12/31/02, there were 1,060 annuity sub-accounts in the Domestic Hybrid Annuity category.

3 Guaranteed by Schwab and the investment adviser through 4/30/03 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

MARKETTRACK GROWTH PORTFOLIO II -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                       1/1/02-         1/1/01-       1/1/00-      1/1/99-     1/1/98-
                                                      12/31/02        12/31/01      12/31/00     12/31/99    12/31/98
---------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   12.99           14.81         15.84        14.24       12.95
                                                      ---------------------------------------------------------------
Income or loss from investment operations:

   Net investment income                                  0.17            0.18          0.35         0.15        0.17

   Net realized and unrealized gains or losses           (2.17)          (1.43)        (1.13)        2.63        1.52
                                                      ---------------------------------------------------------------
   Total income or loss from investment operations       (2.00)          (1.25)        (0.78)        2.78        1.69

Less distributions:

   Dividends from net investment income                  (0.20)          (0.35)        (0.14)       (0.18)      (0.15)

   Distributions from net realized gains                 (0.04)          (0.22)        (0.11)       (1.00)      (0.25)
                                                      ---------------------------------------------------------------
   Total distributions                                   (0.24)          (0.57)        (0.25)       (1.18)      (0.40)
                                                      ---------------------------------------------------------------
   Net asset value at end of period                      10.75           12.99         14.81        15.84       14.24
                                                      ---------------------------------------------------------------
Total return (%)                                        (15.44)          (8.40)        (4.82)       19.63       13.07

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets 2                                    0.50            0.50          0.55 1       0.56        0.57

Expense reductions reflected in above ratio               0.50            0.32          0.28         0.53        0.71

Ratio of net investment income to
  average net assets                                      1.59            1.67          2.80         1.32        1.64

Portfolio turnover rate                                     30              13            19           14          67

Net assets, end of period ($ x 1,000,000)                   20              22            22           19          14

1 Would have been 0.56% if certain non-routine expenses (proxy fees) had been included.

2 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.


See financial notes.

PORTFOLIO HOLDINGS As of December 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 +  New holding (since 12/31/01)

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 55.1%     OTHER INVESTMENT
           COMPANIES
           Market Value: $11,242
           Cost: $13,324

 39.2%     COMMON STOCK
           Market Value: $8,007
           Cost: $9,127

  5.7%     SHORT TERM INVESTMENTS
           Market Value: $1,155
           Cost: $1,155
--------------------------------
100.0%     TOTAL INVESTMENTS
           Market Value: $20,404
           Cost: $23,606

                                                                          MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                       ($ x 1,000)
     COMMON STOCK 39.2% of investments

     AEROSPACE / DEFENSE 0.7%
     -------------------------------------------------------------------------------
     The Boeing Co.    838                                                        27
     Crane Co.    100                                                              2
     General Dynamics Corp.    200                                                16
     Goodrich Corp.    100                                                         2
     Lockheed Martin Corp.    500                                                 29
     Northrop Grumman Corp.    215                                                21
     Raytheon Co.    400                                                          12
     Rockwell Automation, Inc.    100                                              2
     Rockwell Collins, Inc.    200                                                 5
     Textron, Inc.    100                                                          4
     United Technologies Corp.    450                                             28
                                                                         -----------
                                                                                 148

     AIR TRANSPORTATION 0.1%
     -------------------------------------------------------------------------------
   o AMR Corp.    100                                                              1
     Delta Air Lines, Inc.    100                                                  1
     FedEx Corp.    300                                                           16
     Southwest Airlines Co.    800                                                11
                                                                         -----------
                                                                                  29

     ALCOHOLIC BEVERAGES 0.3%
     -------------------------------------------------------------------------------
   + Adolph Coors Co., Class B    100                                              6
     Anheuser-Busch Cos., Inc.    900                                             44
     Brown-Forman Corp., Class B    100                                            6
                                                                         -----------
                                                                                  56

     APPAREL 0.1%
     -------------------------------------------------------------------------------
   o Jones Apparel Group, Inc.    100                                              4
     Liz Claiborne, Inc.    100                                                    3
     Nike, Inc., Class B    300                                                   13
     VF Corp.    100                                                               4
                                                                         -----------
                                                                                  24

     AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 0.4%
     -------------------------------------------------------------------------------
     Dana Corp.    100                                                             1
     Danaher Corp.    150                                                         10
     Delphi Corp.    579                                                           4
     Eaton Corp.    100                                                            8
     Ford Motor Co.    1,698                                                      16
     General Motors Corp.    600                                                  22
     Genuine Parts Co.    200                                                      6
     Goodyear Tire & Rubber Co.    100                                             1
     Harley-Davidson, Inc.    300                                                 14
  o+ Navistar International Corp.    100                                           2
     Visteon Corp.    104                                                          1
                                                                         -----------
                                                                                  85

     BANKS 3.0%
     -------------------------------------------------------------------------------
     AmSouth Bancorp.    350                                                       7
     Bank of America Corp.    1,519                                              106
     The Bank of New York Co., Inc.    700                                        17
     Bank One Corp.    1,172                                                      43


See financial notes.

MARKETTRACK GROWTH PORTFOLIO II -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

                                                                          MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                       ($ x 1,000)
     BB&T Corp.    426                                                            16
     Comerica, Inc.    150                                                         6
     Fifth Third Bancorp    542                                                   32
   + First Tennessee National Corp.    100                                         4
     FleetBoston Financial Corp.    1,038                                         25
     Golden West Financial Corp.    200                                           14
     Huntington Bancshares, Inc.    333                                            6
     J.P. Morgan Chase & Co.    1,990                                             48
     Keycorp    400                                                               10
   + Marshall & Ilsley Corp.    200                                                5
     Mellon Financial Corp.    400                                                10
     National City Corp.    624                                                   17
   + North Fork Bancorp., Inc.    200                                              7
     Northern Trust Corp.    200                                                   7
     PNC Financial Services Group, Inc.    300                                    13
   o Providian Financial Corp.    200                                              1
     Regions Financial Corp.    200                                                7
     SouthTrust Corp.    300                                                       7
     State Street Corp.    300                                                    12
     SunTrust Banks, Inc.    300                                                  17
     Synovus Financial Corp.    250                                                5
     U.S. Bancorp.    1,899                                                       40
     Union Planters Corp.    150                                                   4
     Wachovia Corp.    1,324                                                      48
     Wells Fargo & Co.    1,700                                                   80
     Zions Bancorp.    100                                                         4
                                                                         -----------
                                                                                 618

     BUSINESS MACHINES & SOFTWARE 3.7%
     -------------------------------------------------------------------------------
     Adobe Systems, Inc.    200                                                    5
   o Apple Computer, Inc.    300                                                   4
   + Autodesk, Inc.    200                                                         3
   o BMC Software, Inc.    200                                                     3
   o Cisco Systems, Inc.    7,200                                                 94
   o Compuware Corp.    400                                                        2
   o Comverse Technology, Inc.    100                                              1
   o Dell Computer Corp.    2,500                                                 67
   o EMC Corp.    2,100                                                           13
   o Gateway, Inc.    200                                                          1
     Hewlett-Packard Co.    3,012                                                 52
     International Business Machines Corp.  1,650                                128
   o Lexmark International, Inc. Class A    10                                     6
o(4) Microsoft Corp.    5,250                                                    272
   o NCR Corp.    100                                                              2
   o Network Appliance, Inc.    300                                                3
   o Novell, Inc.    400                                                           1
   o Novellus Systems, Inc.    175                                                 5
   o Oracle Corp.    5,300                                                        57
     Pitney Bowes, Inc.    200                                                     7
  o+ Rational Software Corp.    167                                                2
   o Sun Microsystems, Inc.    3,000                                               9
   o Unisys Corp.    200                                                           2
   o Xerox Corp.    700                                                            6
                                                                         -----------
                                                                                 745

     BUSINESS SERVICES 1.4%
     -------------------------------------------------------------------------------
   o Allied Waste Industries, Inc.    100                                          1
  o+ Apollo Group, Inc., Class A    200                                            9
     Automatic Data Processing, Inc.    600                                       24
   o Cendant Corp.    1,040                                                       11
     Cintas Corp.    132                                                           6
   o Citrix Systems, Inc.    100                                                   1
     Computer Associates International Inc.    500                                 7
   o Computer Sciences Corp.    200                                                7
   o Concord EFS, Inc.    500                                                      8
   o Convergys Corp.    137                                                        2
     Deluxe Corp.    100                                                           4
  o+ eBay, Inc.    342                                                            23
     Electronic Data Systems Corp.    450                                          8
     Equifax, Inc.    100                                                          2
     First Data Corp.    700                                                      25
   o Fiserv, Inc.    150                                                           5
     H&R Block, Inc.    200                                                        8
     Interpublic Group of Cos., Inc.    400                                        6
   o Intuit, Inc.    244                                                          11
   o Mercury Interactive Corp.    100                                              3
     Omnicom Group, Inc.    200                                                   13
   o Parametric Technology Corp.    200                                            1
     Paychex, Inc.    325                                                          9
   o PeopleSoft, Inc.    300                                                       5
   o QLogic Corp.    63                                                            2
   o Robert Half International, Inc.    100                                        2
   o Siebel Systems, Inc.    400                                                   3
  o+ Sungard Data Systems, Inc.    261                                             6


See financial notes.

                                                                          MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                       ($ x 1,000)
   o Thermo Electron Corp.    100                                                  2
   o TMP Worldwide, Inc.    95                                                     1
     Tyco International Ltd.    1,860                                             32
   o Veritas Software Corp.    400                                                 6
     Waste Management, Inc.    545                                                12
   o Yahoo!, Inc.    600                                                          10
                                                                         -----------
                                                                                 275

     CHEMICAL 0.8%
     -------------------------------------------------------------------------------
     3M Co.    375                                                                46
     Air Products & Chemicals, Inc.    200                                         8
     Dow Chemical Co.    861                                                      26
     E.I. du Pont de Nemours & Co.    969                                         41
     Eastman Chemical Co.    100                                                   4
     Ecolab, Inc.    100                                                           5
   o Hercules, Inc.    100                                                         1
     PPG Industries, Inc.    200                                                  10
     Praxair, Inc.    200                                                         12
     Rohm & Haas Co.    200                                                        6
     The Sherwin-Williams Co.    100                                               3
     Sigma-Aldrich Corp.    100                                                    5
                                                                         -----------
                                                                                 167

     CONSTRUCTION 0.1%
     -------------------------------------------------------------------------------
     Centex Corp.    100                                                           5
     Fluor Corp.    100                                                            3
   + KB Home Corp.    50                                                           2
     Masco Corp.    400                                                            8
  o+ McDermott International, Inc.    200                                          1
     Pulte Homes, Inc.    50                                                       2
     The Stanley Works    100                                                      4
     Vulcan Materials Co.    100                                                   4
                                                                         -----------
                                                                                  29

     CONSUMER: DURABLE 0.1%
     -------------------------------------------------------------------------------
     Black & Decker Corp.    100                                                   4
     Leggett & Platt, Inc.    200                                                  5
     Maytag Corp.    100                                                           3
     Whirlpool Corp.    100                                                        5
                                                                         -----------
                                                                                  17

     CONSUMER: NONDURABLE 0.3%
     -------------------------------------------------------------------------------
     Darden Restaurants, Inc.    150                                               3
  o+ Electronic Arts, Inc.    127                                                  6
     Fortune Brands, Inc.    150                                                   7
     Hasbro, Inc.    100                                                           1
   o International Game Technology    62                                           5
     Mattel, Inc.    400                                                           8
     McDonald's Corp.    1,200                                                    19
     Newell Rubbermaid, Inc.    300                                                9
   o Starbucks Corp.    320                                                        7
     Tupperware Corp.    100                                                       1
     Wendy's International, Inc.    100                                            3
                                                                         -----------
                                                                                  69

     CONTAINERS 0.1%
     -------------------------------------------------------------------------------
   + Ball Corp.    100                                                             5
   + Bemis Co.    100                                                              5
   o Pactiv Corp.    100                                                           2
   o Sealed Air Corp.    53                                                        2
                                                                         -----------
                                                                                  14

     ELECTRONICS 1.6%
     -------------------------------------------------------------------------------
   o ADC Telecommunications, Inc.    700                                           1
   o Advanced Micro Devices, Inc.    400                                           3
   o Agilent Technologies, Inc.    366                                             7
   o Altera Corp.    364                                                           4
   o American Power Conversion Corp.    275                                        4
   o Analog Devices, Inc.    300                                                   7
     Applied Biosystems Group--
     Applera Corp.    200                                                          4
   o Applied Materials, Inc.    1,600                                             21
   o Applied Micro Circuits Corp.    221                                           1
   o Broadcom Corp., Class A    255                                                4
   o CIENA Corp.    300                                                            2
     Intel Corp.    6,600                                                        103
     ITT Industries, Inc.    100                                                   6
   o Jabil Circuit, Inc.    108                                                    2
   o JDS Uniphase Corp.    1,254                                                   3
   o KLA-Tencor Corp.    200                                                       7
     Linear Technology Corp.    300                                                8
   o LSI Logic Corp.    400                                                        2
   o Lucent Technologies, Inc.    3,065                                            4
     Maxim Integrated Products, Inc.    300                                       10
   o Micron Technology, Inc.    500                                                5
     Molex, Inc.    125                                                            3


See financial notes.

MARKETTRACK GROWTH PORTFOLIO II -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

                                                                          MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                       ($ x 1,000)
     Moody's Corp.    200                                                          8
     Motorola, Inc.    2,371                                                      21
   o National Semiconductor Corp.    100                                           1
   o Nvidia Corp.    100                                                           1
     PerkinElmer, Inc.    68                                                       1
   o PMC Sierra, Inc.    100                                                       1
   o Power-One, Inc.    226                                                        1
   o Qualcomm, Inc.    750                                                        27
   o Sanmina-SCI Corp.    500                                                      2
   o Solectron Corp.    700                                                        2
     Symbol Technologies, Inc.    139                                              1
   o Tektronix, Inc.    100                                                        2
   o Tellabs, Inc.    300                                                          2
   o Teradyne, Inc.    200                                                         3
     Texas Instruments, Inc.    1,600                                             24
   o Univision Communications, Inc.,
     Class A    254                                                                6
   o Waters Corp.    100                                                           2
   o Xilinx, Inc.    300                                                           6
                                                                         -----------
                                                                                 322

     ENERGY: RAW MATERIALS 0.6%
     -------------------------------------------------------------------------------
     Anadarko Petroleum Corp.    245                                              12
     Apache Corp.    210                                                          12
     Baker Hughes, Inc.    331                                                    11
  o+ BJ Services Co.    100                                                        3
     Burlington Resources, Inc.    200                                             9
     Devon Energy Corp.    200                                                     9
     EOG Resources, Inc.    82                                                     3
     Halliburton Co.    400                                                        7
   o Nabors Industries Ltd.    100                                                 4
   o Noble Corp.    100                                                            4
     Occidental Petroleum Corp.    400                                            11
     Rowan Cos., Inc.    100                                                       2
     Schlumberger Ltd.    600                                                     25
                                                                         -----------
                                                                                 112

     FOOD & AGRICULTURE 1.6%
     -------------------------------------------------------------------------------
     Archer-Daniels-Midland Co.    574                                             7
     Campbell Soup Co.    400                                                      9
     The Coca-Cola Co.    2,500                                                  110
     Coca-Cola Enterprises, Inc.    400                                            9
     ConAgra Foods, Inc.    500                                                   13
   o Del Monte Foods Co.    1                                                     --
     General Mills, Inc.    350                                                   16
     H.J. Heinz Co.    300                                                        10
     Hershey Foods Corp.    200                                                   13
     Kellogg Co.    400                                                           14
     Monsanto Co.    214                                                           4
     The Pepsi Bottling Group, Inc.    252                                         6
     PepsiCo, Inc.    1,730                                                       73
     Sara Lee Corp.    800                                                        18
     Supervalu, Inc.    100                                                        2
     Sysco Corp.    600                                                           18
     Wm. Wrigley Jr. Co.    200                                                   11
                                                                         -----------
                                                                                 333

     GOLD 0.1%
     -------------------------------------------------------------------------------
     Newmont Mining Corp.    400                                                  12

     HEALTHCARE / DRUGS & MEDICINE 5.8%
     -------------------------------------------------------------------------------
     Abbott Laboratories    1,500                                                 60
     Allergan, Inc.    100                                                         6
     AmerisourceBergen Corp.    100                                                5
   o Amgen, Inc.    1,320                                                         64
  o+ Anthem, Inc.    175                                                          11
   + Bausch & Lomb, Inc.    100                                                    4
     Baxter International, Inc.    550                                            15
     Becton, Dickinson & Co.    200                                                6
   o Biogen, Inc.    200                                                           8
     Biomet, Inc.    225                                                           6
   o Boston Scientific Corp.    414                                               18
     Bristol-Myers Squibb Co.    1,900                                            44
     C.R. Bard, Inc.    100                                                        6
     Cardinal Health, Inc.    475                                                 28
   o Chiron Corp.    200                                                           7
     Eli Lilly & Co.    1,100                                                     70
   o Forest Laboratories, Inc.    200                                             20
   o Genzyme Corp. - General Division    200                                       6
   o Guidant Corp.    300                                                          9
     HCA, Inc.    500                                                             21
     Health Management Associates, Inc.,
     Class A    200                                                                4
   o HealthSouth Corp.    268                                                      1
   o Humana, Inc.    100                                                           1
     IMS Health, Inc.    200                                                       3


See financial notes.

                                                                          MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                       ($ x 1,000)
(10) Johnson & Johnson    2,976                                                  160
   o King Pharmaceuticals, Inc.    233                                             4
   o Manor Care, Inc.    100                                                       2
     McKesson Corp.    274                                                         7
   o Medimmune, Inc.    200                                                        5
     Medtronic, Inc.    1,200                                                     55
     Merck & Co., Inc.    2,200                                                  125
 (8) Pfizer, Inc.    6,050                                                       185
     Pharmacia Corp.    1,257                                                     53
  o+ Quest Diagnostics    89                                                       5
   o Quintiles Transnational Corp.    100                                          1
     Schering-Plough Corp.    1,400                                               31
   o St. Jude Medical, Inc.    200                                                 8
     Stryker Corp.    182                                                         12
   o Tenet Healthcare Corp.    450                                                 7
     UnitedHealth Group, Inc.    300                                              25
   o Watson Pharmaceuticals, Inc.    100                                           3
   o WellPoint Health Networks, Inc.    200                                       14
     Wyeth    1,300                                                               49
   o Zimmer Holdings, Inc.    200                                                  8
                                                                         -----------
                                                                               1,182

     HOUSEHOLD PRODUCTS 1.0%
     -------------------------------------------------------------------------------
   + Alberto-Culver Co., Class B    100                                            5
     Avon Products, Inc.    200                                                   11
     Clorox Co.    200                                                             8
     Colgate-Palmolive Co.    500                                                 26
     The Gillette Co.    1,000                                                    30
     International Flavors & Fragrances, Inc.    100                               4
     Procter & Gamble Co.    1,300                                               112
                                                                         -----------
                                                                                 196

     INSURANCE 2.0%
     -------------------------------------------------------------------------------
   + ACE Ltd.    300                                                               9
     Aetna, Inc.    200                                                            8
     Aflac, Inc.    500                                                           15
     The Allstate Corp.    700                                                    26
     AMBAC Financial Group, Inc.    73                                             4
     American International Group, Inc.    2,596                                 150
     AON Corp.    250                                                              5
     Chubb Corp.    200                                                           10
     Cigna Corp.    100                                                            4
     Cincinnati Financial Corp.    150                                             6
     Hartford Financial Services Group, Inc.    300                               14
     Jefferson-Pilot Corp.    175                                                  7
     John Hancock Financial Services, Inc.    249                                  7
     Lincoln National Corp.    200                                                 6
     Loews Corp.    200                                                            9
     Marsh & McLennan Cos., Inc.    500                                           23
     MBIA, Inc.    150                                                             6
     Metlife, Inc.    640                                                         17
     MGIC Investment Corp.    100                                                  4
   + Principal Financial Group    331                                             10
     The Progressive Corp.    215                                                 11
   + Prudential Financial, Inc.    600                                            19
     Safeco Corp.    100                                                           3
     St. Paul Cos., Inc.    200                                                    7
     Torchmark Corp.    100                                                        4
   o Travelers Property Casualty Corp.,
     Class B    898                                                               13
     UnumProvident Corp.    173                                                    3
     XL Capital Ltd., Class A    205                                              16
                                                                         -----------
                                                                                 416

     MEDIA 1.5%
     -------------------------------------------------------------------------------
   o AOL Time Warner, Inc.    4,300                                               56
   o Clear Channel Communications, Inc.    629                                    24
   o Comcast Corp., Class A    2,376                                              56
     Dow Jones & Co., Inc.    100                                                  4
     Gannett Co., Inc.    300                                                     22
     Knight-Ridder, Inc.    100                                                    6
     The McGraw-Hill Cos., Inc.    200                                            12
   + Meredith Corp.    100                                                         4
     New York Times Co., Class A    200                                            9
     R.R. Donnelley & Sons Co.    100                                              2
     Tribune Co.    300                                                           14
   o Viacom, Inc., Class B    1,742                                               71
     The Walt Disney Co.    2,100                                                 34
                                                                         -----------
                                                                                 314

     MISCELLANEOUS FINANCE 2.9%
     -------------------------------------------------------------------------------
     American Express Co.    1,300                                                46
     Bear Stearns Cos., Inc.    110                                                7
     Capital One Financial Corp.    200                                            6
   / Charles Schwab Corp.    1,225                                                13
     Charter One Financial, Inc.    220                                            6


See financial notes.

MARKETTRACK GROWTH PORTFOLIO II -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

                                                                          MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                       ($ x 1,000)
 (9) Citigroup, Inc.    5,107                                                    180
     Countrywide Financial Corp.    100                                            5
     Fannie Mae    1,000                                                          64
     Franklin Resources, Inc.    300                                              10
     Freddie Mac    700                                                           41
   + Goldman Sachs Group, Inc.    537                                             37
     Household International, Inc.    406                                         11
     Lehman Brothers Holdings, Inc.    300                                        16
     MBNA Corp.    1,237                                                          23
     Merrill Lynch & Co., Inc.    900                                             34
     Morgan Stanley    1,030                                                      41
     SLM Corp.    200                                                             21
   o Stilwell Financial, Inc.    200                                               3
     T. Rowe Price Group, Inc.    100                                              3
     Washington Mutual, Inc.    950                                               33
                                                                         -----------
                                                                                 600

     NON-FERROUS METALS 0.1%
     -------------------------------------------------------------------------------
     Alcoa, Inc.    800                                                           18
     Engelhard Corp.    100                                                        2
   o Freeport-McMoRan Copper & Gold, Inc.,
     Class B    100                                                                2
   o Phelps Dodge Corp.    100                                                     3
                                                                         -----------
                                                                                  25

     OIL: DOMESTIC 0.3%
     -------------------------------------------------------------------------------
     Amerada Hess Corp.    100                                                     6
     Ashland, Inc.    100                                                          3
     ConocoPhillips    710                                                        34
     Kerr-McGee Corp.    100                                                       5
     Marathon Oil Corp.    300                                                     6
     Sunoco, Inc.    100                                                           3
     Transocean, Inc.    258                                                       6
     Unocal Corp.    200                                                           6
                                                                         -----------
                                                                                  69

     OIL: INTERNATIONAL 1.5%
     -------------------------------------------------------------------------------
     ChevronTexaco Corp.    1,120                                                 75
 (6) Exxon Mobil Corp.    6,620                                                  231
                                                                         -----------
                                                                                 306

     OPTICAL & PHOTO 0.1%
     -------------------------------------------------------------------------------
     Eastman Kodak Co.    300                                                     11

     PAPER & FOREST PRODUCTS 0.3%
     -------------------------------------------------------------------------------
     Georgia-Pacific Corp.    226                                                  4
     International Paper Co.    470                                               16
     Kimberly-Clark Corp.    500                                                  24
   o Louisiana-Pacific Corp.    100                                                1
     MeadWestvaco Corp.    197                                                     5
     Temple-Inland, Inc.    100                                                    4
     Weyerhaeuser Co.    200                                                      10
                                                                         -----------
                                                                                  64

     PRODUCER GOODS & MANUFACTURING 1.9%
     -------------------------------------------------------------------------------
  o+ American Standard Cos., Inc.    100                                           7
     Avery Dennison Corp.    100                                                   6
     Caterpillar, Inc.    400                                                     18
     Cooper Industries Ltd., Class A    100                                        4
   o Corning, Inc.    900                                                          3
     Deere & Co.    200                                                            9
     Dover Corp.    200                                                            6
     Emerson Electric Co.    400                                                  20
 (5) General Electric Co.    9,800                                               239
     Honeywell International, Inc.    787                                         19
     Illinois Tool Works, Inc.    300                                             19
     Ingersoll-Rand Co., Class A    200                                            9
     Johnson Controls, Inc.    100                                                 8
   o Millipore Corp.    100                                                        3
     Pall Corp.    100                                                             2
     Parker Hannifin Corp.    100                                                  5
     W.W. Grainger, Inc.    100                                                    5
                                                                         -----------
                                                                                 382

     RAILROAD & SHIPPING 0.2%
     -------------------------------------------------------------------------------
     Burlington Northern Santa Fe Corp.    400                                    10
     CSX Corp.    200                                                              6
     Norfolk Southern Corp.    400                                                 8
     Union Pacific Corp.    245                                                   15
                                                                         -----------
                                                                                  39

     REAL PROPERTY 0.1%
     -------------------------------------------------------------------------------
     Equity Office Properties Trust    400                                        10
     Equity Residential    200                                                     5
   + Plum Creek Timber Co., Inc.    200                                            4
   + Simon Property Group, Inc.    200                                             7
                                                                         -----------
                                                                                  26


See financial notes.

                                                                          MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                       ($ x 1,000)
     RETAIL 2.7%
     -------------------------------------------------------------------------------
     Albertson's, Inc.    400                                                      9
   o AutoZone, Inc.    100                                                         7
   o Bed, Bath & Beyond, Inc.    300                                              10
   o Best Buy Co., Inc.    300                                                     7
   o Big Lots, Inc.    88                                                          1
     Circuit City Stores, Inc.-Circuit City Group    200                           1
   o Costco Wholesale Corp.    400                                                11
     CVS Corp.    390                                                             10
     Dillards, Inc., Class A    100                                                2
     Dollar General Corp.    395                                                   5
     Family Dollar Stores    200                                                   6
   o Federated Department Stores    200                                            6
     The Gap, Inc.    937                                                         14
     Home Depot, Inc.    2,300                                                    55
     J.C. Penney Co., Inc. Holding Co.    200                                      5
   o Kohl's Corp.    300                                                          17
   o Kroger Co.    700                                                            11
     Lowe's Cos., Inc.    800                                                     30
     Limited Brands    500                                                         7
     The May Department Stores Co.    250                                          6
     Nordstrom, Inc.    100                                                        2
   o Office Depot, Inc.    200                                                     3
     RadioShack Corp.    100                                                       2
   o Safeway, Inc.    500                                                         12
     Sears, Roebuck & Co.    300                                                   7
   * Staples, Inc.    500                                                          9
     Target Corp.    900                                                          27
     Tiffany & Co., Inc.    150                                                    4
     TJX Cos., Inc.    600                                                        12
   o Toys "R" Us, Inc.    200                                                      2
 (7) Wal-Mart Stores, Inc.    4,340                                              219
     Walgreen Co.    1,000                                                        29
     Winn-Dixie Stores, Inc.    100                                                1
   o Yum! Brands, Inc.    320                                                      8
                                                                         -----------
                                                                                 557

     STEEL 0.0%
     -------------------------------------------------------------------------------
     Allegheny Technologies, Inc.    100                                           1
     Nucor Corp.    100                                                            4
     United States Steel Corp.    100                                              1
                                                                         -----------
                                                                                   6

     TELEPHONE 1.6%
     -------------------------------------------------------------------------------
     Alltel Corp.    300                                                          15
     AT&T Corp.     735                                                           19
   o AT&T Wireless Services, Inc.    2,530                                        14
   o Avaya, Inc.    388                                                            1
     BellSouth Corp.    1,800                                                     47
     CenturyTel, Inc.    150                                                       4
   o Citizens Communications Co.    208                                            2
   o Nextel Communications, Inc., Class A    1,000                                12
   o Qwest Communications International, Inc.    1,527                             8
     SBC Communications, Inc.    3,281                                            89
     Scientific-Atlanta, Inc.    100                                               1
     Sprint Corp. (FON Group)    800                                              12
   o Sprint Corp. (PCS Group)    800                                               4
     Verizon Communications, Inc.    2,688                                       104
                                                                         -----------
                                                                                 332

     TOBACCO 0.5%
     -------------------------------------------------------------------------------
     Philip Morris Cos., Inc.    2,100                                            85
   + R.J. Reynolds Tobacco Holdings, Inc.    100                                   4
     UST, Inc.    200                                                              7
                                                                         -----------
                                                                                  96

     TRAVEL & RECREATION 0.2%
     -------------------------------------------------------------------------------
     Brunswick Corp.    100                                                        2
     Carnival Corp.    600                                                        15
   o Harrah's Entertainment, Inc.    100                                           4
     Hilton Hotels Corp.    400                                                    5
     Marriott International, Inc., Class A    200                                  6
   o Sabre Holdings Corp.    172                                                   3
     Starwood Hotels & Resorts Worldwide, Inc.    200                              5
                                                                         -----------
                                                                                  40

     TRUCKING & FREIGHT 0.4%
     -------------------------------------------------------------------------------
     Paccar, Inc.    150                                                           7
   + United Parcel Service, Inc., Class B    1,097                                69
                                                                         -----------
                                                                                  76

     UTILITIES: ELECTRIC & GAS 1.1%
     -------------------------------------------------------------------------------
   o The AES Corp.    400                                                          1
     Allegheny Energy, Inc.    78                                                  1
     Ameren Corp.    200                                                           8


See financial notes.

MARKETTRACK GROWTH PORTFOLIO II -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

                                                                          MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                       ($ x 1,000)
     American Electric Power Co., Inc.    360                                     10
   o Calpine Corp.    200                                                          1
     Centerpoint Energy, Inc.    200                                               2
     Cinergy Corp.    200                                                          7
     CMS Energy Corp.    300                                                       3
     Consolidated Edison, Inc.    200                                              9
     Constellation Energy Group, Inc.    100                                       3
     Dominion Resources, Inc.    346                                              19
     DTE Energy Co.    200                                                         9
     Duke Energy Corp.    800                                                     16
     Dynegy, Inc., Class A    300                                                 --
   o Edison International    200                                                   2
     El Paso Corp.    446                                                          3
     Entergy Corp.    200                                                          9
     Exelon Corp.    287                                                          15
     FirstEnergy Corp.    266                                                      9
     FPL Group, Inc.    200                                                       12
     KeySpan Corp.    100                                                          3
     Kinder Morgan, Inc.    81                                                     3
   o Mirant Corp.    438                                                           1
     NiSource, Inc.    157                                                         3
   o PG&E Corp.    300                                                             4
     Pinnacle West Capital Corp.    100                                            3
     PPL Corp.    200                                                              7
     Progress Energy, Inc.    227                                                 10
     Public Service Enterprise Group, Inc.    200                                  6
     Sempra Energy    185                                                          4
     The Southern Co.    700                                                      20
     Teco Energy, Inc.    100                                                      2
     TXU Corp.    250                                                              5
     Williams Cos., Inc.    400                                                    1
     Xcel Energy, Inc.    355                                                      4
                                                                         -----------
                                                                                 215

     OTHER INVESTMENT COMPANIES
     55.1% of investments

/(1) Schwab International Index Fund(R),
     Select Shares    395,183                                                  4,090
/(2) Schwab Small-Cap Index Fund(R),
     Select Shares    298,575                                                  4,013
/(3) Schwab Total Bond
     Market Fund    304,486                                                    3,139
                                                                         -----------
                                                                              11,242

     SHORT TERM INVESTMENTS
     5.7% of investments

   / Schwab Value Advantage
     Money Fund(R), Investor Shares    574,736                                   575

     SECURITY                                     FACE VALUE
       RATE, MATURITY DATE                       ($ x 1,000)
     HSBC Bank, USA Grand Cayman
     Time Deposit
       0.60%, 01/02/03                                   360                     360

     Wachovia Bank NA, Grand Cayman
     Time Deposit
       0.60%, 01/02/03                                   220                     220
                                                                         -----------
                                                                               1,155

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of December 31, 2002. All numbers x 1,000 except NAV.

ASSETS
-----------------------------------------------------------------------------
Investments, at market value                                          $20,404 a
Receivables:
   Fund shares sold                                                        35
   Dividends                                                               14
   Dividend tax reclaim                                                     1
   Reimbursement from adviser                                      +        1
                                                                   ----------
TOTAL ASSETS                                                           20,455

LIABILITIES
-----------------------------------------------------------------------------
Payables:
   Investments bought                                                      74
Accrued expenses                                                   +       30
                                                                   ----------
TOTAL LIABILITIES                                                         104

NET ASSETS
-----------------------------------------------------------------------------
TOTAL ASSETS                                                           20,455
TOTAL LIABILITIES                                                  -      104
                                                                   ----------
NET ASSETS                                                            $20,351

NET ASSETS BY SOURCE
Capital received from investors                                        24,167
Net investment income not yet distributed                                 333
Net realized capital losses                                              (947)
Net unrealized capital losses                                          (3,202)

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   \   OUTSTANDING   =   NAV
$20,351          1,894             $10.75

a The fund paid $23,606 for these securities. Not counting short-term obligations and government securities, the fund paid $7,987 for securities during the report period and received $5,954 from securities it sold or that matured.

  Percent of fund shares of other Schwab funds owned as of the end of the report period:

SCHWAB EQUITY INDEX FUNDS
Small-Cap Index Fund(R)            0.3%
International Index Fund(R)        0.4%

SCHWAB BOND FUNDS
Total Bond Market Fund             0.3%

SCHWAB MONEY FUNDS
Value Advantage
  Money Fund(R)        Less than   0.1%

FEDERAL TAX DATA

PORTFOLIO COST                               $24,108

NET UNREALIZED GAINS AND LOSSES:
Gains                                        $ 1,483
Losses                                   +    (5,187)
                                         -----------
                                             $(3,704)

UNDISTRIBUTED EARNINGS:
Ordinary income                              $   333
Long-term capital gains                      $    --

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                        Loss amount
  2010                                       $   445


See financial notes.

MARKETTRACK GROWTH PORTFOLIO II -- Financials

Statement of
OPERATIONS
For December 31, 2001 through December 31, 2002. All numbers x 1,000

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $   436 a
Interest                                                              +        3
                                                                      ----------
TOTAL INVESTMENT INCOME                                                      439

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                     (622)
Net realized gains received from underlying funds                     +        9
                                                                      ----------
NET REALIZED LOSSES                                                         (613)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                      (3,273)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                     92 b
Trustees' fees                                                                 9 c
Custodian fees                                                                33
Portfolio accounting fees                                                      3
Professional fees                                                             31
Shareholder reports                                                           32
Other expenses                                                        +       10
                                                                      ----------
Total expenses                                                               210
Expense reduction                                                     -      105 d
                                                                      ----------
NET EXPENSES                                                                 105

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      439
NET EXPENSES                                                          -      105
                                                                      ----------
NET INVESTMENT INCOME                                                        334
NET REALIZED LOSSES                                                         (613) e
NET UNREALIZED LOSSES                                                 +   (3,273) e
                                                                      ----------
DECREASE IN NET ASSETS FROM OPERATIONS                                   $(3,552)

a An additional $1 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2003, to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net loss on investments of $3,886.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                               1/1/02-12/31/02   1/1/01-12/31/01
Net investment income                                  $   334           $   362
Net realized losses                                       (613)             (163)
Net unrealized losses                          +        (3,273)           (2,180)
                                               ---------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS                  (3,552)           (1,981)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                       362               578 a
Distributions from net realized gains          +            68               356
                                               ---------------------------------
TOTAL DISTRIBUTIONS PAID                               $   430           $   934 b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                        1/1/02-12/31/02       1/1/01-12/31/01
                                      QUANTITY      VALUE    QUANTITY      VALUE
Shares sold                                601    $ 7,062         431    $ 5,965
Shares reinvested                           40        430          73        934
Shares redeemed                      +    (464)    (5,452)       (291)    (3,957)
                                     -------------------------------------------
NET INCREASE                               177    $ 2,040         213    $ 2,942

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                 1/1/02-12/31/02              1/1/01-12/31/01
                              SHARES     NET ASSETS        SHARES     NET ASSETS
Beginning of period            1,717        $22,293         1,504        $22,266
Total increase or
  decrease              +        177         (1,942)          213             27 c
                        --------------------------------------------------------
END OF PERIOD                  1,894        $20,351         1,717        $22,293 d

a UNAUDITED
  For corporations, 93% of the fund's dividends for the report period qualify for the dividends-received deduction.

b The tax basis components of distributions paid for the current period are:

  Ordinary income            $362
  Long-term capital gains     $68

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $333 and $361 at the end of the current period and the prior period, respectively.


See financial notes.

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

FUND OPERATIONS

Most of the fund's investments are described earlier in this report. However, there are certain other investments and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Annuity Portfolios. The funds discussed in this report are highlighted.

SCHWAB ANNUITY PORTFOLIOS organized January 21, 1994
   Schwab Money Market Portfolio
   SCHWAB MARKETTRACK GROWTH PORTFOLIO II
   Schwab S&P 500 Portfolio


Schwab MarketTrack Growth Portfolio II

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through its trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million, $100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

     AMOUNT
OUTSTANDING          AVERAGE       AVERAGE
AT 12/31/02       BORROWING*      INTEREST
 ($ X 1,000)      ($ X 1,000)     RATE* (%)
-------------------------------------------
     --              315            2.75
-------------------------------------------

* For the year ended December 31, 2002.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, the fund may own shares of The Charles Schwab Corporation if that company is selected by its investment process.

The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. The percentages of fund shares of other related funds owned are shown in each fund's Statement of Assets and Liabilities.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the last-quoted sale price for the day, or, on days when no sale has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- UNDERLYING FUNDS: Valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.


Schwab MarketTrack Growth Portfolio II

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab MarketTrack Growth Portfolio II

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack Growth Portfolio II (one of the portfolios constituting the Schwab Annuity Portfolios, hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
February 7, 2003

PORTFOLIO TRUSTEES unaudited

   A portfolio's Board of Trustees is responsible for protecting the interests of that portfolio's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the portfolio covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

   Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

   Each of the SchwabFunds (of which there were 45 as of 12/31/02) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                            TRUST POSITION(S);
NAME AND BIRTHDATE          TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2         Chair, Trustee:               Chair, Co-CEO, Director, The Charles Schwab Corp.; CEO, Director,
7/29/37                     Family of Funds, 1989;        Schwab Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.,
                            Investments, 1991;            Charles Schwab Investment Management, Inc.; Chair, Charles Schwab
                            Capital Trust, 1993;          Holdings (UK); Chair, CEO, Schwab (SIS) Holdings, Inc. I, Schwab
                            Annuity Portfolios, 1994.     International Holdings, Inc.; Director, U.S. Trust Corp., United States
                                                          Trust Co. of New York, The Gap, Inc. (clothing retailer), Audiobase,
                                                          Inc. (Internet audio solutions), Vodaphone AirTouch PLC (telecom),
                                                          Siebel Systems (software), Xign, Inc. (electronic payment systems).
                                                          Until 7/01: Director, The Charles Schwab Trust Co. Until 1/99: Director,
                                                          Schwab Retirement Plan Services, Inc., Mayer & Schweitzer, Inc.
                                                          (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                          Performance Technologies, Inc. (technology), TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE          TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
JOHN PHILIP COGHLAN 1       Trustee: 2000                 Vice Chair, EVP, The Charles Schwab Corp.; Vice Chair, President-
5/6/51                      (all trusts).                 Retail, Charles Schwab & Co., Inc.; President, CEO, Director, The
                                                          Charles Schwab Trust Co.; Chair, Director, Schwab Retirement Plan
                                                          Services, Inc., Schwab Retirement Technologies, Inc. (formerly
                                                          TrustMark, Inc.); Director, Charles Schwab Investment Management,
                                                          Inc., Performance Technologies, Inc. (technology). Until 7/02:
                                                          Vice Chair, Enterprise President, Retirement Plan Services, Services
                                                          for Investment Managers, Charles Schwab & Co., Inc. Until 3/02:
                                                          Director, Charles Schwab Asset Management (Ireland) Ltd., Charles
                                                          Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1          Trustee: 2002                 EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                     (all trusts).                 Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE          TRUST OFFICE(S) HELD          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK             President, CEO                President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                     (all trusts).                 EVP, Charles Schwab & Co., Inc. Until 9/02: President and CIO,
                                                          American Century Investment Management; Director, American
                                                          Century Cos., Inc. Until 6/01: CIO, Fixed Income, American Century
                                                          Cos., Inc. Until 1997: SVP, Director, Fixed Income and Quantitative
                                                          Equity Portfolio Management, Twentieth Century Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG               Treasurer, Principal          SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                      Financial Officer             The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                            (all trusts).                 Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD             SVP, Chief Investment         SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                      Officer (all trusts).         Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                          Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON              Secretary                     SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                     (all trusts).                 Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                          U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE          TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER          2000 (all trusts).            Chair, JDN Corp. Advisory LLC; Director, Stanford University, America
8/13/60                                                   First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                          (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                          (research), LookSmart, Ltd. (Internet infrastructure), PMI Group,
                                                          Inc. (mortgage insurance), Lucile Packard Children's Hospital. 2001:
                                                          Special Advisor to the President, Stanford University. Until 2001:
                                                          VP, Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD           Family of Funds, 1989;        CEO, Dorward & Associates (management, marketing and
9/23/31                     Investments, 1991;            communications consulting). Until 1999: EVP, Managing Director,
                            Capital Trust, 1993;          Grey Advertising.
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER           2000 (all trusts).            Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Solectron Corp.
11/22/41                                                  (manufacturing), Tenera, Inc. (services and software), Airlease Ltd.
                                                          (aircraft leasing), Mission West Properties (commercial real estate),
                                                          Digital Microwave Corp. (network equipment). Until 1998: Dean, Haas
                                                          School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES            Family of Funds, 1989;        Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                     Investments, 1991;            services and investment advice).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH             2000 (all trusts).            Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                   Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                          (investments--Netherlands), Cooper Industries (electrical products);
                                                          Member, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS          Family of Funds, 1989;        Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                     Investments, 1991;            Chair, CEO, North American Trust (real estate investments).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY           Family of Funds, 1989;        Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                     Investments, 1991;            investments).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.

            [CHARLES SCHWAB LOGO]

LARGE BLEND

            SCHWAB S&P 500
            PORTFOLIO

            Large-Cap

            FOR PERIOD ENDING DECEMBER 31, 2002
            Inception Date: November 1, 1996

      The portfolio's goal is to track the total return of the S&P 500(R)
      Index. 1

SCHWAB S&P 500 PORTFOLIO

[PHOTO OF GERI HOM]

      GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for the management of the portfolio. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

MANAGER'S PERSPECTIVE

SEVERAL FACTORS COMBINED TO MAKE THIS A DIFFICULT REPORT PERIOD FOR THE U.S. STOCK MARKET. Fears of more terrorist attacks, increased tensions with Iraq, and corporate malfeasance rocked investor confidence. Coming at a time when the market was already struggling with low corporate earnings and inflated stock prices, these factors helped push the S&P 500 Index down by over 22% during the 12-month report period, marking the third consecutive down year for the index. For the period, the portfolio closely tracked the S&P 500 (the portfolio's benchmark), which does not incur trading and management costs.

GROWTH SECTORS LIKE COMMUNICATIONS AND TECHNOLOGY CONTINUED TO SUFFER. Stock prices for these sectors were down 34.1% and 37.4%, respectively. Lack of demand, competitive pricing pressures and liquidity concerns continued to hamper many companies in those sectors. The damage was not limited to these areas alone, however. All sectors in the index posted negative returns for the report period, with utilities being another poor performer, down 30.1%. The basic materials sector, which experienced modest demand as some companies restocked inventories, was the top performing sector during the year, but was still down 7.8%

CONTINUED SLOW RECOVERY CURRENTLY APPEARS LIKELY. The combination of record low interest rates and various tax relief measures should keep consumer spending healthy. The weakening of the U.S. dollar compared to other currencies should help make imports more expensive and exports more attractive, which would help narrow the country's trade deficit. Businesses, which have held off on capital spending and hiring in the face of high oil prices and growing geopolitical issues, may move ahead again once there is less uncertainty about these risks.

1 "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500" and
  "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. Schwab S&P 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio.

SCHWAB S&P 500 PORTFOLIO

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 12/31/02

This bar chart compares performance of the portfolio with the S&P 500(R) Index and the Morningstar Large-Blend Annuity category. 1

[BAR CHART]

                                             S&P 500          PEER GROUP
                         PORTFOLIO 1         INDEX 2           AVERAGE 3
1 YEAR                        -22.43%         -22.10%             -22.48%
5 YEARS                        -0.96%          -0.59%              -2.48%
SINCE INCEPTION: 11/1/96        4.72%           5.18%                n/a

PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in the S&P 500 Index.

$13,292     PORTFOLIO 1
$13,683     S&P 500 INDEX 2

[LINE GRAPH]

               PORTFOLIO       S&P 500 INDEX
 1-Nov-96        10000              10000
   Nov-96        10750              10777
   Dec-96        10530              10564
   Jan-97        11170              11223
   Feb-97        11250              11311
   Mar-97        10780              10848
   Apr-97        11410              11494
   May-97        12090              12193
   Jun-97        12630              12739
   Jul-97        13620              13752
   Aug-97        12860              12982
   Sep-97        13560              13692
   Oct-97        13120              13235
   Nov-97        13720              13848
   Dec-97        13948              14086
   Jan-98        14098              14242
   Feb-98        15108              15269
   Mar-98        15869              16051
   Apr-98        16029              16213
   May-98        15739              15934
   Jun-98        16369              16581
   Jul-98        16189              16405
   Aug-98        13848              14036
   Sep-98        14738              14936
   Oct-98        15929              16150
   Nov-98        16879              17129
   Dec-98        17862              18116
   Jan-99        18595              18873
   Feb-99        18012              18286
   Mar-99        18726              19017
   Apr-99        19439              19753
   May-99        18967              19287
   Jun-99        20012              20357
   Jul-99        19389              19722
   Aug-99        19288              19624
   Sep-99        18756              19086
   Oct-99        19931              20294
   Nov-99        20323              20707
   Dec-99        21517              21926
   Jan-00        20434              20825
   Feb-00        20040              20431
   Mar-00        22003              22429
   Apr-00        21335              21754
   May-00        20890              21308
   Jun-00        21396              21835
   Jul-00        21072              21494
   Aug-00        22367              22829
   Sep-00        21183              21624
   Oct-00        21082              21533
   Nov-00        19412              19836
   Dec-00        19506              19933
   Jan-01        20183              20641
   Feb-01        18337              18758
   Mar-01        17178              17569
   Apr-01        18501              18934
   May-01        18614              19061
   Jun-01        18163              18598
   Jul-01        17978              18416
   Aug-01        16850              17263
   Sep-01        15486              15868
   Oct-01        15784              16171
   Nov-01        16984              17411
   Dec-01        17135              17565
   Jan-02        16876              17308
   Feb-02        16544              16974
   Mar-02        17155              17612
   Apr-02        16119              16545
   May-02        15995              16423
   Jun-02        14855              15253
   Jul-02        13695              14065
   Aug-02        13768              14157
   Sep-02        12266              12618
   Oct-02        13343              13728
   Nov-02        14120              14537
31-Dec-02        13292              13683

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 The S&P 500 Index includes the common stocks of 500 leading U.S. publicly traded companies from a broad range of industries. Standard & Poor's, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in proportion to its total market value.

3 Source: Morningstar, Inc. As of 12/31/02, the total number of sub-accounts in the Large-Blend Annuity category for the one- and five-year periods was 1,938 and 1,318, respectively.

PORTFOLIO FACTS

TOP TEN HOLDINGS 1 as of 12/31/02

SECURITY                                   % OF INVESTMENTS
------------------------------------------------------------
 (1)  MICROSOFT CORP.                                   3.0%
------------------------------------------------------------
 (2)  GENERAL ELECTRIC CO.                              2.7%
------------------------------------------------------------
 (3)  EXXON MOBIL CORP.                                 2.6%
------------------------------------------------------------
 (4)  WAL-MART STORES, INC.                             2.5%
------------------------------------------------------------
 (5)  PFIZER, INC.                                      2.1%
------------------------------------------------------------
 (6)  CITIGROUP, INC.                                   2.0%
------------------------------------------------------------
 (7)  JOHNSON & JOHNSON                                 1.8%
------------------------------------------------------------
 (8)  AMERICAN INTERNATIONAL GROUP, INC.                1.4%
------------------------------------------------------------
 (9)  IBM CORP.                                         1.4%
------------------------------------------------------------
(10)  MERCK & CO.                                       1.4%
------------------------------------------------------------
      TOTAL                                            20.9%

STATISTICS as of 12/31/02

                                                        PEER GROUP
                                       PORTFOLIO         AVERAGE 2
------------------------------------------------------------------
NUMBER OF HOLDINGS                           502               N/A
------------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)        $44,974           $36,853
------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                  24.8              24.8
------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                       4.4              4.48
------------------------------------------------------------------
INCOME RATIO                               1.09%             0.67%
------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                      11%               69%
------------------------------------------------------------------
THREE-YEAR BETA                             1.00              0.93
------------------------------------------------------------------

EXPENSE RATIO as of 12/31/02

[BAR CHART]

PORTFOLIO              0.28% 3
PEER GROUP AVERAGE     0.77%

INDEX COMPOSITION BY INDUSTRY 4

These charts show the size of the ten largest industries in the S&P 500(R) Index 5. As the charts show, the total portion represented by these industries and their relative weightings have changed over the past five years.

AS OF 12/31/02

[PIE CHART]

14.7%             DRUGS & MEDICINE
 9.4%             BUSINESS MACHINES
 7.6%             MISCELLANEOUS FINANCE
 7.5%             BANKS
 6.9%             RETAIL
 5.2%             INSURANCE
 4.7%             PRODUCER GOODS
 4.3%             ELECTRONICS
 4.1%             FOOD & AGRICULTURE
 4.1%             TELEPHONE
31.5%             OTHER

AS OF 12/31/01

[PIE CHART]

14.1%             DRUGS & MEDICINE
10.1%             BUSINESS MACHINES
 7.2%             MISCELLANEOUS FINANCE
 7.1%             RETAIL
 6.6%             ELECTRONICS
 6.3%             BANKS
 5.4%             TELEPHONE
 5.2%             PRODUCER GOODS
 4.5%             INTERNATIONAL OIL
 4.4%             BUSINESS SERVICES
29.1%             OTHER

AS OF 12/31/97

[PIE CHART]

11.3%             DRUGS & MEDICINE
 8.5%             BANKS
 7.0%             TELEPHONE
 6.9%             BUSINESS MACHINES
 6.1%             FOOD & AGRICULTURE
 5.9%             INTERNATIONAL OIL
 5.4%             PRODUCER GOODS
 5.2%             ELECTRONICS
 5.1%             RETAIL
 4.5%             MISCELLANEOUS FINANCE
34.1%             OTHER

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 12/31/02, there were 2,091 annuity sub-accounts in the Morningstar Large-Blend Annuity category.

3 Guaranteed by Schwab and the investment adviser through 4/30/03 (excluding interest, taxes and certain non-routine expenses).

4 Source: Standard & Poor's(R), a division of McGraw-Hill companies.

5 The S&P 500 Index includes the common stocks of 500 leading U.S. publicly traded companies from a broad range of industries. Standard & Poor's, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in proportion to its total market value.

SCHWAB S&P 500 PORTFOLIO -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                       1/1/02-      1/1/01-      1/1/00-      1/1/99-      1/1/98-
INVESTOR SHARES                                       12/31/02     12/31/01     12/31/00     12/31/99     12/31/98
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   16.54        19.02        21.26        17.78        13.94
                                                      ------------------------------------------------------------
Income or loss from investment operations:

   Net investment income                                  0.19         0.15         0.18         0.16         0.13

   Net realized and unrealized gains or losses           (3.90)       (2.46)       (2.17)        3.47         3.78
                                                      ------------------------------------------------------------
   Total income or loss from investment operations       (3.71)       (2.31)       (1.99)        3.63         3.91

Less distributions:

   Dividends from net investment income                  (0.17)       (0.17)       (0.19)       (0.14)       (0.06)

   Distributions from net realized gains                    --           --        (0.06)       (0.01)       (0.01)
                                                      ------------------------------------------------------------
   Total distributions                                   (0.17)       (0.17)       (0.25)       (0.15)       (0.07)
                                                      ------------------------------------------------------------
Net asset value at end of period                         12.66        16.54        19.02        21.26        17.78
                                                      ------------------------------------------------------------
Total return (%)                                        (22.43)      (12.16)       (9.34)       20.47        28.06

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                      0.28         0.28         0.28 1       0.28         0.28

Expense reductions reflected in above ratio               0.07         0.05         0.02         0.06         0.27

Ratio of net investment income to
  average net assets                                      1.33         1.09         0.99         1.14         1.52

Portfolio turnover rate                                     11            5           10            7            7

Net assets, end of period ($ x 1,000,000)                   98          128          126          130           84

1 Would have been 0.29% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

PORTFOLIO HOLDINGS As of December 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 +  New holding (since 12/31/01)

 o  Non-income producing security

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 97.3%         COMMON STOCK
               Market Value: $95,562
               Cost: $110,898

  2.5%         SHORT TERM INVESTMENT
               Market Value: $2,482
               Cost: $2,482

  0.2%         U.S. TREASURY OBLIGATION
               Market Value: $194
               Cost: $194
---------------------------------------
100.0%         TOTAL INVESTMENTS
               Market Value: $98,238
               Cost: $113,574

                                                                           MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                       ($ x 1,000)
      COMMON STOCK 97.3% of investments

      AEROSPACE / DEFENSE 1.7%
      -------------------------------------------------------------------------------
      The Boeing Co.   9,896                                                      326
      Crane Co.    700                                                             14
      General Dynamics Corp.    2,300                                             183
      Goodrich Corp.    1,200                                                      22
      Lockheed Martin Corp.    5,400                                              312
      Northrop Grumman Corp.    2,057                                             199
      Raytheon Co.    4,700                                                       144
      Rockwell Automation, Inc.    2,200                                           46
      Rockwell Collins, Inc.    2,100                                              49
      Textron, Inc.    1,700                                                       73
      United Technologies Corp.    5,500                                          341
                                                                          -----------
                                                                                1,709

      AIR TRANSPORTATION 0.4%
      -------------------------------------------------------------------------------
    o AMR Corp.    1,900                                                           13
      Delta Air Lines, Inc.    1,400                                               17
      FedEx Corp.    3,620                                                        196
      Southwest Airlines Co.    9,118                                             127
                                                                          -----------
                                                                                  353

      ALCOHOLIC BEVERAGES 0.6%
      -------------------------------------------------------------------------------
      Adolph Coors Co., Class B    400                                             24
      Anheuser-Busch Cos., Inc.    10,200                                         494
      Brown-Forman Corp., Class B    800                                           52
                                                                          -----------
                                                                                  570

      APPAREL 0.3%
      -------------------------------------------------------------------------------
    o Jones Apparel Group, Inc.    1,600                                           57
      Liz Claiborne, Inc.    1,200                                                 35
      Nike, Inc., Class B    3,200                                                142
    o Reebok International Ltd.    600                                             18
      VF Corp. 1,200                                                               43
                                                                          -----------
                                                                                  295

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.0%
      -------------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    700                                              11
      Cummins, Inc.    500                                                         14
      Dana Corp.    1,878                                                          22
      Danaher Corp.    1,800                                                      118
      Delphi Corp.    6,363                                                        51
      Eaton Corp.    900                                                           70
      Ford Motor Co.    21,552                                                    200
      General Motors Corp.    6,500                                               240
      Genuine Parts Co.    2,000                                                   62
      Goodyear Tire & Rubber Co.    1,900                                          13
      Harley-Davidson, Inc.    3,600                                              166
    o Navistar International Corp.    800                                          20
      Visteon Corp.    1,584                                                       11
                                                                          -----------
                                                                                  998

      BANKS 7.5%
      -------------------------------------------------------------------------------
      AmSouth Bancorp.    4,350                                                    83
      Bank of America Corp.    17,712                                           1,232


See financial notes.

SCHWAB S&P 500 PORTFOLIO -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

                                                                           MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                       ($ x 1,000)
      The Bank of New York Co., Inc.    8,600                                     206
      Bank One Corp.    13,806                                                    505
      BB&T Corp.    5,700                                                         211
      Comerica, Inc.    2,150                                                      93
      Fifth Third Bancorp    6,805                                                398
    + First Tennessee National Corp.    1,500                                      54
      FleetBoston Financial Corp.    12,291                                       299
      Golden West Financial Corp.    1,800                                        129
      Huntington Bancshares, Inc.    2,956                                         55
      J.P. Morgan Chase & Co.    23,410                                           562
      Keycorp    5,000                                                            126
    + Marshall & Ilsley Corp.    2,578                                             71
      Mellon Financial Corp.    5,000                                             131
      National City Corp.    7,200                                                197
    + North Fork Bancorp., Inc.    2,000                                           67
      Northern Trust Corp.    2,700                                                95
      PNC Financial Services Group, Inc.    3,400                                 142
    o Providian Financial Corp.    3,400                                           22
      Regions Financial Corp.    2,700                                             90
      SouthTrust Corp.    4,100                                                   102
      State Street Corp.    3,800                                                 148
      SunTrust Banks, Inc.    3,300                                               188
      Synovus Financial Corp.    3,300                                             64
      U.S. Bancorp.    22,430                                                     476
      Union Planters Corp.    2,400                                                68
      Wachovia Corp.    16,144                                                    588
      Wells Fargo & Co.    19,999                                                 937
      Zions Bancorp.    1,000                                                      39
                                                                          -----------
                                                                                7,378

      BUSINESS MACHINES & SOFTWARE 9.2%
      -------------------------------------------------------------------------------
      Adobe Systems, Inc.    2,800                                                 69
    o Apple Computer, Inc.    4,000                                                57
      Autodesk, Inc.    1,200                                                      17
    o BMC Software, Inc.    2,900                                                  50
    o Cisco Systems, Inc.    85,100                                             1,115
    o Compuware Corp.    4,300                                                     21
    o Comverse Technology, Inc.    2,100                                           21
    o Dell Computer Corp.    30,600                                               818
    o EMC Corp.    25,512                                                         157
    o Gateway, Inc.    3,600                                                       11
      Hewlett-Packard Co.    36,037                                               626
  (9) International Business Machines Corp.    20,000                           1,550
    o Lexmark International, Inc., Class A    1,600                                97
=o(1) Microsoft Corp.    62,900                                                 3,252
    o NCR Corp.    1,200                                                           28
    o Network Appliance, Inc.    3,900                                             39
    o Novell, Inc.    3,500                                                        12
    o Novellus Systems, Inc.    1,800                                              51
    o Oracle Corp.    63,100                                                      681
      Pitney Bowes, Inc.    2,800                                                  91
   o+ Rational Software Corp.    2,344                                             24
    o Sun Microsystems, Inc.    37,300                                            116
    o Unisys Corp.    3,900                                                        39
    o Xerox Corp.    8,700                                                         70
                                                                          -----------
                                                                                9,012

      BUSINESS SERVICES 3.5%
      -------------------------------------------------------------------------------
    o Allied Waste Industries, Inc.    2,300                                       23
   o+ Apollo Group, Inc., Class A    2,100                                         92
      Automatic Data Processing, Inc.    7,300                                    287
    o Cendant Corp.    12,202                                                     128
      Cintas Corp.    2,092                                                        96
    o Citrix Systems, Inc.    2,100                                                26
      Computer Associates International, Inc.    7,000                             95
    o Computer Sciences Corp.    2,000                                             69
    o Concord EFS, Inc.    6,000                                                   94
    o Convergys Corp.    2,054                                                     31
      Deluxe Corp.    800                                                          34
   o+ eBay, Inc.    3,597                                                         244
      Electronic Data Systems Corp.    5,600                                      103
      Equifax, Inc.    1,800                                                       42
      First Data Corp.    8,900                                                   315
    o Fiserv, Inc.    2,300                                                        78
      H&R Block, Inc.    2,200                                                     88
      Interpublic Group of Cos., Inc.    4,500                                     63
    o Intuit, Inc.    2,420                                                       114
    o Mercury Interactive Corp.    900                                             27
      Omnicom Group, Inc.    2,200                                                142
    o Parametric Technology Corp.    2,700                                          7
      Paychex, Inc.    4,350                                                      121
    o PeopleSoft, Inc.    3,700                                                    68
    o QLogic Corp.    1,195                                                        41


See financial notes.

                                                                           MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                       ($ x 1,000)
    o Robert Half International, Inc.    2,200                                     35
    o Siebel Systems, Inc.    5,600                                                42
   o+ Sungard Data Systems, Inc.    3,331                                          78
    o Thermo Electron Corp.    2,000                                               40
    o TMP Worldwide, Inc.    1,344                                                 15
      Tyco International Ltd.    23,419                                           400
    o Veritas Software Corp.    4,900                                              77
      Waste Management, Inc.    7,057                                             162
    o Yahoo!, Inc.    7,100                                                       116
                                                                          -----------
                                                                                3,393

      CHEMICAL 2.0%
      -------------------------------------------------------------------------------
      3M Co.    4,600                                                             567
      Air Products & Chemicals, Inc.    2,600                                     111
      Dow Chemical Co.    10,755                                                  319
      E.I. du Pont de Nemours & Co.    11,654                                     494
      Eastman Chemical Co.    1,000                                                37
      Ecolab, Inc.    1,500                                                        74
      Great Lakes Chemical Corp.    500                                            12
    o Hercules, Inc.    1,100                                                      10
      PPG Industries, Inc.    2,100                                               105
      Praxair, Inc.    1,900                                                      110
      Rohm & Haas Co.    2,605                                                     85
      The Sherwin-Williams Co.    1,800                                            51
      Sigma-Aldrich Corp.    800                                                   39
                                                                          -----------
                                                                                2,014

      CONSTRUCTION 0.3%
      -------------------------------------------------------------------------------
      Centex Corp.    800                                                          40
      Fluor Corp.    900                                                           25
      KB Home Corp.    700                                                         30
      Masco Corp.    5,700                                                        120
    o McDermott International, Inc.    1,200                                        5
      Pulte Homes, Inc.    700                                                     34
      The Stanley Works    900                                                     31
      Vulcan Materials Co.    1,100                                                41
                                                                          -----------
                                                                                  326

      CONSUMER: DURABLE 0.2%
      -------------------------------------------------------------------------------
      Black & Decker Corp.    900                                                  39
      Leggett & Platt, Inc.    2,300                                               52
      Maytag Corp.    1,000                                                        28
      Whirlpool Corp.    900                                                       47
                                                                          -----------
                                                                                  166

      CONSUMER: NONDURABLE 0.9%
      -------------------------------------------------------------------------------
    o American Greetings Corp., Class A    700                                     11
      Darden Restaurants, Inc.    1,950                                            40
   o+ Electronic Arts, Inc.    1,629                                               81
      Fortune Brands, Inc.    1,800                                                84
      Hasbro, Inc.    1,825                                                        21
    o International Game Technology    1,000                                       76
      Mattel, Inc.    5,000                                                        96
      McDonald's Corp.    15,000                                                  241
      Newell Rubbermaid, Inc.    3,124                                             95
    o Starbucks Corp.    4,660                                                     95
      Tupperware Corp.    700                                                      10
      Wendy's International, Inc.    1,300                                         35
                                                                          -----------
                                                                                  885

      CONTAINERS 0.1%
      -------------------------------------------------------------------------------
      Ball Corp. 600                                                               30
      Bemis Co.    700                                                             35
    o Pactiv Corp.    2,000                                                        44
    o Sealed Air Corp.    1,014                                                    38
                                                                          -----------
                                                                                  147
      ELECTRONICS 4.1%
      -------------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    8,700                                        18
    o Advanced Micro Devices, Inc.    4,200                                        27
    o Agilent Technologies, Inc.    5,337                                          96
    o Altera Corp.    4,680                                                        58
    o American Power Conversion Corp.    2,325                                     35
    o Analog Devices, Inc.    4,400                                               105
    o Andrew Corp.    1,250                                                        13
      Applied Biosystems Group--
      Applera Corp.    2,600                                                       46
    o Applied Materials, Inc.    19,300                                           251
    o Applied Micro Circuits Corp.    3,382                                        12
    o Broadcom Corp., Class A    3,200                                             48
    o CIENA Corp.    5,100                                                         26
      Intel Corp.    78,400                                                     1,221
      ITT Industries, Inc.    1,100                                                67
    o Jabil Circuit, Inc.    2,227                                                 40


See financial notes.

SCHWAB S&P 500 Portfolio -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

                                                                           MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                       ($ x 1,000)
    o JDS Uniphase Corp.    16,055                                                 40
    o KLA-Tencor Corp.    2,200                                                    78
      Linear Technology Corp.    3,800                                             98
    o LSI Logic Corp.    4,200                                                     24
    o Lucent Technologies, Inc.    41,295                                          52
      Maxim Integrated Products, Inc.    3,800                                    126
    o Micron Technology, Inc.    7,100                                             69
      Molex, Inc.    2,300                                                         53
      Moody's Corp.    1,900                                                       78
      Motorola, Inc.    27,005                                                    234
    o National Semiconductor Corp.    2,200                                        33
    o Nvidia Corp.    1,800                                                        21
      PerkinElmer, Inc.    1,400                                                   12
    o PMC Sierra, Inc.    1,900                                                    11
    o Power-One, Inc.    800                                                        4
    o Qualcomm, Inc.    9,100                                                     331
    o Sanmina-SCI Corp.    6,100                                                   27
    o Solectron Corp.    10,000                                                    35
      Symbol Technologies, Inc.    2,652                                           22
    o Tektronix, Inc.    1,100                                                     20
    o Tellabs, Inc.    4,800                                                       35
    o Teradyne, Inc.    2,100                                                      27
      Texas Instruments, Inc.    20,400                                           306
    o Thomas & Betts Corp.    600                                                  10
    o Univision Communications, Inc., Class A    2,695                             66
    o Waters Corp.    1,500                                                        33
    o Xilinx, Inc.    4,000                                                        82
                                                                          -----------
                                                                                3,990

      ENERGY: RAW MATERIALS 1.3%
      -------------------------------------------------------------------------------
      Anadarko Petroleum Corp.    2,937                                           141
      Apache Corp.    1,650                                                        94
      Baker Hughes, Inc.    3,980                                                 128
   o+ BJ Services Co.    1,900                                                     62
      Burlington Resources, Inc.    2,452                                         105
      Devon Energy Corp.    1,900                                                  87
      EOG Resources, Inc.    1,407                                                 56
      Halliburton Co.    5,200                                                     97
    o Nabors Industries Ltd.    1,600                                              57
    o Noble Corp.    1,600                                                         56
      Occidental Petroleum Corp.    4,400                                         125
      Rowan Cos., Inc.    1,100                                                    25
      Schlumberger Ltd.    6,800                                                  286
                                                                          -----------
                                                                                1,319

      FOOD & AGRICULTURE 4.1%
      -------------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    7,800                                          97
      Campbell Soup Co.    4,700                                                  110
      The Coca-Cola Co.    29,200                                               1,280
      Coca-Cola Enterprises, Inc.    5,200                                        113
      ConAgra Foods, Inc.    6,200                                                155
      General Mills, Inc.    4,400                                                207
      H.J. Heinz Co.    4,200                                                     138
      Hershey Foods Corp.    1,700                                                115
      Kellogg Co.    4,800                                                        165
      Monsanto Co.    3,025                                                        58
      The Pepsi Bottling Group, Inc.    3,402                                      87
      PepsiCo, Inc.    20,280                                                     856
      Sara Lee Corp.    9,200                                                     207
      Supervalu, Inc.    1,700                                                     28
      Sysco Corp.    7,800                                                        232
      Wm. Wrigley Jr. Co.    2,700                                                148
                                                                          -----------
                                                                                3,996

      GOLD 0.1%
      -------------------------------------------------------------------------------
      Newmont Mining Corp.    4,786                                               139

      HEALTHCARE / DRUGS & MEDICINE 14.3%
      -------------------------------------------------------------------------------
      Abbott Laboratories    18,400                                               736
      Allergan, Inc.    1,500                                                      86
      AmerisourceBergen Corp.    1,200                                             65
    o Amgen, Inc.    15,004                                                       725
   o+ Anthem, Inc.    1,601                                                       101
      Bausch & Lomb, Inc.    600                                                   22
      Baxter International, Inc.    7,000                                         196
      Becton, Dickinson & Co.    3,000                                             92
    o Biogen, Inc.    1,800                                                        72
      Biomet, Inc.    3,125                                                        90
    o Boston Scientific Corp.    4,800                                            204
      Bristol-Myers Squibb Co.    22,700                                          526
      C.R. Bard, Inc.    700                                                       41
      Cardinal Health, Inc.    5,275                                              312
    o Chiron Corp.    2,300                                                        86


See financial notes.

                                                                           MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                       ($ x 1,000)

      Eli Lilly & Co.    13,300                                                   845
    o Forest Laboratories, Inc.    2,100                                          206
    o Genzyme Corp. - General Division    2,500                                    74
    o Guidant Corp.    3,600                                                      111
      HCA, Inc.    6,100                                                          253
      Health Management Associates, Inc.,
      Class A    2,800                                                             50
    o HealthSouth Corp.    4,900                                                   21
    o Humana, Inc.    2,100                                                        21
      IMS Health, Inc.    3,300                                                    53
  (7) Johnson & Johnson    35,048                                               1,882
    o King Pharmaceuticals, Inc.    2,866                                          49
    o Manor Care, Inc.    1,100                                                    20
      McKesson Corp.    3,306                                                      89
    o Medimmune, Inc.    3,000                                                     82
      Medtronic, Inc.    14,300                                                   652
 (10) Merck & Co., Inc.    26,500                                               1,500
 =(5) Pfizer, Inc.    72,600                                                    2,219
      Pharmacia Corp.    15,207                                                   636
   o+ Quest Diagnostics    980                                                     56
    o Quintiles Transnational Corp.    1,200                                       15
      Schering-Plough Corp.    17,200                                             382
    o St. Jude Medical, Inc.    2,000                                              79
      Stryker Corp.    2,335                                                      157
    o Tenet Healthcare Corp.    5,800                                              95
      UnitedHealth Group, Inc.    3,600                                           301
    o Watson Pharmaceuticals, Inc.    1,300                                        37
    o WellPoint Health Networks, Inc.    1,700                                    121
      Wyeth    15,600                                                             583
    o Zimmer Holdings, Inc.    2,300                                               95
                                                                          -----------
                                                                               14,038

      HOUSEHOLD PRODUCTS 2.4%
      -------------------------------------------------------------------------------
      Alberto-Culver Co.,
      Class B    600                                                               30
      Avon Products, Inc.    2,700                                                145
      Clorox Co.    2,800                                                         116
      Colgate-Palmolive Co.    6,500                                              341
      The Gillette Co.    12,400                                                  376
      International Flavors & Fragrances, Inc.    1,200                            42
      Procter & Gamble Co.    15,300                                            1,315
                                                                          -----------
                                                                                2,365

      INSURANCE 5.0%
      ------------------------------------------------------------------------------
    + ACE Ltd.    3,100                                                            91
      Aetna, Inc.    1,700                                                         70
      Aflac, Inc.    6,100                                                        184
      The Allstate Corp.    8,300                                                 307
      AMBAC Financial Group, Inc.    1,192                                         67
  (8) American International Group, Inc.    30,748                              1,779
      AON Corp.    3,650                                                           69
      Chubb Corp.    2,100                                                        110
      Cigna Corp.    1,600                                                         66
      Cincinnati Financial Corp.    1,900                                          71
      Hartford Financial Services Group, Inc.    2,900                            132
      Jefferson-Pilot Corp.    1,650                                               63
      John Hancock Financial Services, Inc.    3,421                               95
      Lincoln National Corp.    2,100                                              66
      Loews Corp.    2,100                                                         93
      Marsh & McLennan Cos., Inc.    6,400                                        296
      MBIA, Inc.    1,650                                                          72
      Metlife, Inc.    8,167                                                      221
      MGIC Investment Corp.    1,200                                               49
    + Principal Financial Group    3,974                                          120
      The Progressive Corp.    2,500                                              124
    + Prudential Financial, Inc.    6,900                                         219
      Safeco Corp.    1,500                                                        52
      St. Paul Cos., Inc.    2,738                                                 93
      Torchmark Corp.    1,500                                                     55
    o Travelers Property Casualty Corp., Class B    11,525                        169
      UnumProvident Corp.    2,976                                                 52
      XL Capital Ltd., Class A    1,600                                           124
                                                                          -----------
                                                                                4,909

      MEDIA 3.7%
      -------------------------------------------------------------------------------
    o AOL Time Warner, Inc.    52,350                                             686
    o Clear Channel Communications, Inc.    7,176                                 268
    o Comcast Corp., Class A    26,959                                            635
      Dow Jones & Co., Inc.    900                                                 39
      Gannett Co., Inc.    3,100                                                  223
      Knight-Ridder, Inc.    1,000                                                 63
      The McGraw-Hill Cos., Inc.    2,400                                         145
      Meredith Corp.    500                                                        20


See financial notes.

SCHWAB S&P 500 PORTFOLIO -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

                                                                           MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                       ($ x 1,000)
      New York Times Co., Class A    1,800                                         82
      R.R. Donnelley & Sons Co.    1,400                                           30
      Tribune Co.    3,600                                                        164
    o Viacom, Inc., Class B    20,781                                             847
      The Walt Disney Co.    23,900                                               390
                                                                          -----------
                                                                                3,592

      MISCELLANEOUS FINANCE 7.2%
      -------------------------------------------------------------------------------
      American Express Co.    15,600                                              551
      Bear Stearns Cos., Inc.    1,112                                             66
      Capital One Financial Corp.    2,500                                         74
    / Charles Schwab Corp.    16,142                                              175
      Charter One Financial, Inc.    2,745                                         79
  (6) Citigroup, Inc.    60,636                                                 2,134
      Countrywide Financial Corp.    1,500                                         78
      Fannie Mae    11,800                                                        759
      Franklin Resources, Inc.    3,000                                           102
      Freddie Mac    8,300                                                        490
    + Goldman Sachs Group, Inc.    5,697                                          388
      Household International, Inc.    5,419                                      151
      Lehman Brothers Holdings, Inc.    2,700                                     144
      MBNA Corp.    15,043                                                        286
      Merrill Lynch & Co., Inc.    10,200                                         387
      Morgan Stanley    12,850                                                    513
      SLM Corp.    1,900                                                          197
    o Stilwell Financial, Inc.    2,600                                            34
      T. Rowe Price Group, Inc.    1,500                                           41
      Washington Mutual, Inc.    11,224                                           388
                                                                          -----------
                                                                                7,037

      NON-FERROUS METALS 0.3%
      -------------------------------------------------------------------------------
      Alcoa, Inc.    9,872                                                        225
      Engelhard Corp.    1,600                                                     36
    o Freeport-McMoRan Copper & Gold, Inc., Class B    1,600                       27
    o Phelps Dodge Corp.    1,115                                                  35
                                                                          -----------
                                                                                  323

      OIL: DOMESTIC 0.8%
      -------------------------------------------------------------------------------
      Amerada Hess Corp.    1,000                                                  55
      Ashland, Inc.    900                                                         26
      ConocoPhillips    8,054                                                     390
      Kerr-McGee Corp.    1,284                                                    57
      Marathon Oil Corp.    3,600                                                  76
      Sunoco, Inc.    1,000                                                        33
      Transocean, Inc.    3,784                                                    88
      Unocal Corp.    2,900                                                        89
                                                                          -----------
                                                                                  814

      OIL: INTERNATIONAL 3.7%
      -------------------------------------------------------------------------------
      ChevronTexaco Corp.    12,585                                               837
 =(3) Exxon Mobil Corp.    79,250                                               2,769
                                                                          -----------
                                                                                3,606

      OPTICAL & PHOTO 0.1%
      -------------------------------------------------------------------------------
      Eastman Kodak Co.    3,500                                                  123

      PAPER & FOREST PRODUCTS 0.8%
      -------------------------------------------------------------------------------
      Boise Cascade Corp.    700                                                   18
      Georgia-Pacific Corp.    2,555                                               41
      International Paper Co.    5,598                                            196
      Kimberly-Clark Corp.    6,200                                               294
    o Louisiana-Pacific Corp.    1,100                                              9
      MeadWestvaco Corp.    2,364                                                  58
      Temple-Inland, Inc.    600                                                   27
      Weyerhaeuser Co.    2,600                                                   128
                                                                          -----------
                                                                                  771

      PRODUCER GOODS & MANUFACTURING 4.6%
      -------------------------------------------------------------------------------
   o+ American Standard Cos., Inc.    900                                          64
      Avery Dennison Corp.    1,300                                                80
      Caterpillar, Inc.    4,000                                                  183
      Cooper Industries Ltd., Class A    1,200                                     44
    o Corning, Inc.    13,600                                                      45
      Deere & Co.    2,800                                                        128
      Dover Corp.    2,400                                                         70
      Emerson Electric Co.    5,000                                               254
 =(2) General Electric Co.    117,300                                           2,856
      Honeywell International, Inc.    9,637                                      231
      Illinois Tool Works, Inc.    3,600                                          234
      Ingersoll-Rand Co., Class A    2,000                                         86
      Johnson Controls, Inc.    1,000                                              80
    o Millipore Corp.    600                                                       20
      Pall Corp.    1,500                                                          25
      Parker Hannifin Corp.    1,450                                               67


See financial notes.

                                                                           MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                       ($ x 1,000)
      Snap-On, Inc.    600                                                         17
      W.W. Grainger, Inc.    1,100                                                 57
                                                                          -----------
                                                                                4,541

      RAILROAD & SHIPPING 0.5%
      -------------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    4,400                                 114
      CSX Corp.    2,500                                                           71
      Norfolk Southern Corp.    4,400                                              88
      Union Pacific Corp.    3,100                                                186
                                                                          -----------
                                                                                  459

      REAL PROPERTY 0.3%
      -------------------------------------------------------------------------------
      Equity Office Properties Trust    4,900                                     122
      Equity Residential    3,200                                                  79
    + Plum Creek Timber Co., Inc.    2,100                                         50
    + Simon Property Group, Inc.    2,200                                          75
                                                                          -----------
                                                                                  326

      RETAIL 6.8%
      -------------------------------------------------------------------------------
      Albertson's, Inc.    4,775                                                  106
    o AutoZone, Inc.    1,200                                                      85
    o Bed, Bath & Beyond, Inc.    3,400                                           117
    o Best Buy Co., Inc.    3,750                                                  91
    o Big Lots, Inc.    1,400                                                      19
      Circuit City Stores, Inc.-Circuit City
      Group    2,400                                                               18
    o Costco Wholesale Corp.    5,300                                             149
      CVS Corp.    4,600                                                          115
      Dillards, Inc., Class A    1,100                                             17
      Dollar General Corp.    3,963                                                47
      Family Dollar Stores    2,000                                                62
    o Federated Department Stores    2,400                                         69
      The Gap, Inc.    10,062                                                     156
      Home Depot, Inc.    27,400                                                  657
      J.C. Penney Co., Inc. Holding Co.    3,100                                   71
    o Kohl's Corp.    4,000                                                       224
    o Kroger Co.    9,300                                                         144
      Lowe's Cos., Inc.    9,200                                                  345
      Limited Brands    6,200                                                      86
      The May Department Stores Co.    3,350                                       77
      Nordstrom, Inc.    1,600                                                     30
    o Office Depot, Inc.    3,800                                                  56
      RadioShack Corp.    2,000                                                    38
    o Safeway, Inc.    5,100                                                      119
      Sears, Roebuck & Co.    3,700                                                89
    o Staples, Inc.    5,300                                                       97
      Target Corp.    10,700                                                      321
      Tiffany & Co., Inc.    1,800                                                 43
      TJX Cos., Inc.    6,300                                                     123
    o Toys "R" Us, Inc.    2,600                                                   26
 =(4) Wal-Mart Stores, Inc.    52,000                                           2,627
      Walgreen Co.    12,000                                                      350
      Winn-Dixie Stores, Inc.    1,500                                             23
    o Yum! Brands, Inc.    3,400                                                   82
                                                                          -----------
                                                                                6,679

      STEEL 0.1%
      -------------------------------------------------------------------------------
      Allegheny Technologies, Inc.    1,050                                         7
      Nucor Corp.    1,000                                                         41
      United States Steel Corp.    1,300                                           17
      Worthington Industries, Inc.    900                                          14
                                                                          -----------
                                                                                   79

      TELEPHONE 4.1%
      ------------------------------------------------------------------------------
      Alltel Corp.    3,700                                                       189
      AT&T Corp.    9,016                                                         235
    o AT&T Wireless Services, Inc.    31,595                                      178
    o Avaya, Inc.    4,432                                                         11
      BellSouth Corp.    22,000                                                   569
      CenturyTel, Inc.    1,700                                                    50
    o Citizens Communications Co.    3,118                                         33
    o Nextel Communications, Inc.,
      Class A    10,600                                                           122
    o Qwest Communications International,
      Inc.    20,116                                                              101
      SBC Communications, Inc.    39,210                                        1,063
      Scientific-Atlanta, Inc.    1,800                                            21
      Sprint Corp. (FON Group)    10,400                                          151
    o Sprint Corp. (PCS Group)    11,700                                           51
      Verizon Communications, Inc.    32,150                                    1,246
                                                                          -----------
                                                                                4,020

      TOBACCO 1.1%
      -------------------------------------------------------------------------------
      Philip Morris Cos., Inc.    24,300                                          985
    + R.J. Reynolds Tobacco Holdings,
      Inc.    1,100                                                                46
      UST, Inc.    2,000                                                           67
                                                                          -----------
                                                                                1,098


See financial notes.

SCHWAB S&P 500 PORTFOLIO -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

                                                                           MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                       ($ x 1,000)
      TRAVEL & RECREATION 0.5%
      -------------------------------------------------------------------------------
      Brunswick Corp.    1,100                                                     22
      Carnival Corp.    7,000                                                     175
    o Harrah's Entertainment, Inc.    1,300                                        51
      Hilton Hotels Corp.    4,300                                                 55
      Marriott International, Inc., Class A    2,900                               95
    o Sabre Holdings Corp.    1,683                                                30
      Starwood Hotels & Resorts
      Worldwide, Inc.    2,300                                                     55
                                                                          -----------
                                                                                  483

      TRUCKING & FREIGHT 0.9%
      -------------------------------------------------------------------------------
      Paccar, Inc.    1,300                                                        60
      Ryder Systems, Inc.    700                                                   16
    + United Parcel Service, Inc.,
      Class B    13,145                                                           829
                                                                          -----------
                                                                                  905

      UTILITIES: ELECTRIC & GAS 2.8%
      -------------------------------------------------------------------------------
    o The AES Corp.    6,500                                                       20
      Allegheny Energy, Inc.    1,551                                              12
      Ameren Corp.    1,700                                                        71
      American Electric Power Co., Inc.    3,960                                  108
    o Calpine Corp.    4,600                                                       15
      Centerpoint Energy, Inc.    3,650                                            31
      Cinergy Corp.    1,900                                                       64
      CMS Energy Corp.    1,700                                                    16
      Consolidated Edison, Inc.    2,500                                          107
      Constellation Energy Group, Inc.    1,900                                    53
      Dominion Resources, Inc.    3,580                                           197
      DTE Energy Co.    1,900                                                      88
      Duke Energy Corp.    10,334                                                 202
      Dynegy, Inc., Class A    4,200                                                5
    o Edison International    3,800                                                45
      El Paso Corp.    6,929                                                       48
      Entergy Corp.    2,700                                                      123
      Exelon Corp.    3,875                                                       204
      FirstEnergy Corp.    3,428                                                  113
      FPL Group, Inc.    2,100                                                    126
      KeySpan Corp.    1,700                                                       60
      Kinder Morgan, Inc.    1,390                                                 59
    o Mirant Corp.    4,802                                                         9
      NICOR, Inc.    600                                                           20
      NiSource, Inc.    2,946                                                      59
      Peoples Energy Corp.    500                                                  19
    o PG&E Corp.    4,800                                                          67
      Pinnacle West Capital Corp.    1,000                                         34
      PPL Corp.    1,800                                                           62
      Progress Energy, Inc.    2,802                                              121
      Public Service Enterprise Group, Inc.    2,700                               87
      Sempra Energy    2,541                                                       60
      The Southern Co.    8,200                                                   233
      Teco Energy, Inc.    1,800                                                   28
      TXU Corp.    3,722                                                           70
      Williams Cos., Inc.    6,300                                                 17
      Xcel Energy, Inc.    4,605                                                   51
                                                                          -----------
                                                                                2,704

      SHORT TERM INVESTMENT
      2.5% of investments

      Provident Institutional
      TempFund    2,481,544                                                     2,482

      SECURITY                              FACE VALUE
        RATE, MATURITY DATE                ($ x 1,000)
      U.S. TREASURY OBLIGATION
      0.2% of investments

    = U.S. Treasury Bill
        1.18%, 03/20/03                            195                            194

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of December 31, 2002. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at market value
   (including $1,553 of securities on loan)                           $ 98,238 a
Collateral held for securities on loan                                   1,653
Receivables:
   Fund shares sold                                                        324
   Interest                                                                  2
   Dividends                                                               151
   Dividend tax reclaim                                                      1
   Due from brokers for futures                                     +        4
                                                                    ----------
TOTAL ASSETS                                                           100,373

LIABILITIES
------------------------------------------------------------------------------
Collateral held for securities on loan                                   1,653
Payables:
   Investments bought                                                      368
   Investment adviser and administrator fees                                 2
Accrued expenses                                                    +       51
                                                                    ----------
TOTAL LIABILITIES                                                        2,074

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                           100,373
TOTAL LIABILITIES                                                   -    2,074
NET ASSETS                                                          ----------
                                                                      $ 98,299
NET ASSETS BY SOURCE

Capital received from investors                                        123,312
Net investment income not yet distributed                                1,477
Net realized capital losses                                            (11,123)
Net unrealized capital losses                                          (15,367) b

NET ASSET VALUE (NAV)

                      SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$98,299                7,765       $12.66

a The fund paid $113,574 for these securities. Not counting short-term obligations and government securities, the fund paid $14,157 for securities during the report period and received $11,762 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had ten open S&P 500 futures contracts due to expire on March 21, 2003, with a contract value of $2,197 and unrealized losses of $31.

FEDERAL TAX DATA

PORTFOLIO COST                                                         $114,228

NET UNREALIZED GAINS AND LOSSES:
Gains                                                                  $ 14,124
Losses                                                              +   (30,114)
                                                                    -----------
                                                                       $(15,990)
UNDISTRIBUTED EARNINGS:
Ordinary income                                                        $  1,477
Long-term capital gains                                                $     --

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                                                   Loss amount
    2008                                                               $    665
    2009                                                                  1,821
    2010                                                            +     7,810
                                                                    -----------
                                                                       $ 10,296

DEFERRED CAPITAL LOSSES                                                $    204


See financial notes.

SCHWAB S&P 500 PORTFOLIO -- Financials

Statement of
OPERATIONS
For January 1, 2002 through December 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                             $  1,757 a
Interest                                                                    29
Lending of securities                                               +        4
                                                                    ----------
TOTAL INVESTMENT INCOME                                                  1,790

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized losses on investments sold                                 (6,676)
Net realized losses on futures contracts                            +     (427)

NET REALIZED LOSSES                                                 ----------
                                                                        (7,103)

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized losses on investments                                   (23,485)
Net unrealized losses on futures contracts                          +      (64)
                                                                    ----------
NET UNREALIZED LOSSES                                                  (23,549)

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                                  223 b
Trustees' fees                                                              20 c
Custodian fees                                                              23
Portfolio accounting fees                                                   16
Professional fees                                                           37
Shareholder reports                                                         50
Interest expense                                                             1
Other expenses                                                      +       23
                                                                    ----------
Total expenses                                                             393
Expense reduction                                                   -       81 d
                                                                    ----------
NET EXPENSES                                                               312

DECREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  1,790
NET EXPENSES                                                        -      312
                                                                    ----------
NET INVESTMENT INCOME                                                    1,478
NET REALIZED LOSSES                                                     (7,103) e
NET UNREALIZED LOSSES                                               +  (23,549) e
                                                                    ----------
DECREASE IN NET ASSETS FROM OPERATIONS                                $(29,174)

a An additional $5 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.20% of the first $500 million and 0.17% of the assets beyond that.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM to limit the operating expenses of this fund through at least April 30, 2003, to 0.28% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net loss on investments of $30,652.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
------------------------------------------------------------------------------
                                             1/1/02-12/31/02   1/1/01-12/31/01
Net investment income                               $  1,478          $  1,321
Net realized losses                                   (7,103)           (2,453)
Net unrealized losses                        +       (23,549)          (15,170)
                                             ---------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS               (29,174)          (16,302)

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income                $  1,322          $  1,259 a

TRANSACTIONS IN FUND SHARES
----------------------------------------------------------------------------------------
                                         1/1/02-12/31/02              1/1/01-12/31/01
                                    QUANTITY           VALUE      QUANTITY         VALUE
Shares sold                            2,733        $ 40,207         2,592      $ 44,326
Shares reinvested                        103           1,322            76         1,259
Shares redeemed                     + (2,836)        (41,137)       (1,505)      (25,175)
                                    ---------------------------------------------------
NET INCREASE                              --        $    392         1,163      $ 20,410

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------------
                                        1/1/02-12/31/02            1/1/01-12/31/01
                                     SHARES     NET ASSETS      SHARES    NET ASSETS
Beginning of period                   7,765       $128,403       6,602     $ 125,554
Total increase or
  decrease                          +    --        (30,104)      1,163         2,849 b
                                     -----------------------------------------------
END OF PERIOD                         7,765       $ 98,299       7,765     $ 128,403 c

   UNAUDITED
a For corporations, 100% of the fund's dividends for the report period qualify for the dividends received deduction.

   The tax basis components of distributions paid for the current year are:

   Ordinary income            $1,322
   Long-term capital gains    $   --

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment income not yet distributed in the amount of $1,477 and $1,321 for the current period and the prior period, respectively.


See financial notes.

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

FUND OPERATIONS

Most of the fund's investments are described earlier in this report. However, there are certain other investments and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and makes distributions from net capital gains once a year.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

THE TRUSTS AND THEIR FUNDS

This list shows all of the funds included in Schwab Annuity Portfolios. The fund discussed in this report is highlighted.

SCHWAB ANNUITY PORTFOLIOS organized January 21, 1994
   Schwab Money Market Portfolio
   Schwab MarketTrack Growth Portfolio II
   SCHWAB S&P 500 PORTFOLIO


SCHWAB S&P 500 PORTFOLIO

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUND NEGOTIATED FEES. The fund receives cash, letters of credit or U.S. government securities as collateral on these loans, and the value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through its trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million, $100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The fund pays interest on the amounts they borrow at rates that are negotiated periodically.

  AMOUNT
OUTSTANDING                          AVERAGE                         AVERAGE
AT 12/31/02                         BORROWING*                      INTEREST
($ x 1,000)                        ($ x 1,000)                      RATE* (%)
--------------------------------------------------------------------------------
    --                                 741                             2.10
--------------------------------------------------------------------------------

* For the year ended December 31, 2002.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF
THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but they did pay the non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, the fund may own shares of The Charles Schwab Corporation if that company is selected by its investment process.

The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS
DAY. The fund uses the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the last-quoted sale price for the day, or, on days when no sale has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.


Schwab S&P 500 Portfolio

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab S&P 500 Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Portfolio (hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, California
February 7, 2003


Schwab S&P 500 Portfolio

PORTFOLIO TRUSTEES unaudited

   A portfolio's Board of Trustees is responsible for protecting the interests of that portfolio's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the portfolio covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

   Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

   Each of the SchwabFunds (of which there were 45 as of 12/31/02) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                         TRUST POSITION(S);
NAME AND BIRTHDATE       TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2      Chair, Trustee:               Chair, Co-CEO, Director, The Charles Schwab Corp.; CEO, Director,
7/29/37                  Family of Funds, 1989;        Schwab Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.,
                         Investments, 1991;            Charles Schwab Investment Management, Inc.; Chair, Charles Schwab
                         Capital Trust, 1993;          Holdings (UK); Chair, CEO, Schwab (SIS) Holdings, Inc. I, Schwab
                         Annuity Portfolios, 1994.     International Holdings, Inc.; Director, U.S. Trust Corp., United States
                                                       Trust Co. of New York, The Gap, Inc. (clothing retailer), Audiobase,
                                                       Inc. (Internet audio solutions), Vodaphone AirTouch PLC (telecom),
                                                       Siebel Systems (software), Xign, Inc. (electronic payment systems).
                                                       Until 7/01: Director, The Charles Schwab Trust Co. Until 1/99: Director,
                                                       Schwab Retirement Plan Services, Inc., Mayer & Schweitzer, Inc.
                                                       (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                       Performance Technologies, Inc. (technology), TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE       TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------------
JOHN PHILIP COGHLAN 1    Trustee: 2000                 Vice Chair, EVP, The Charles Schwab Corp.; Vice Chair, President-
5/6/51                   (all trusts).                 Retail, Charles Schwab & Co., Inc.; President, CEO, Director, The
                                                       Charles Schwab Trust Co.; Chair, Director, Schwab Retirement Plan
                                                       Services, Inc., Schwab Retirement Technologies, Inc. (formerly
                                                       TrustMark, Inc.); Director, Charles Schwab Investment Management,
                                                       Inc., Performance Technologies, Inc. (technology). Until 7/02:
                                                       Vice Chair, Enterprise President, Retirement Plan Services, Services
                                                       for Investment Managers, Charles Schwab & Co., Inc. Until 3/02:
                                                       Director, Charles Schwab Asset Management (Ireland) Ltd., Charles
                                                       Schwab Worldwide Funds PLC.
-------------------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1       Trustee: 2002                 EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                  (all trusts).                 Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE       TRUST OFFICE(S) HELD          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK          President, CEO                President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                  (all trusts).                 EVP, Charles Schwab & Co., Inc. Until 9/02: President and CIO,
                                                       American Century Investment Management; Director, American
                                                       Century Cos., Inc. Until 6/01: CIO, Fixed Income, American Century
                                                       Cos., Inc. Until 1997: SVP, Director, Fixed Income and Quantitative
                                                       Equity Portfolio Management, Twentieth Century Investors, Inc.
-------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG            Treasurer, Principal          SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                   Financial Officer             The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                         (all trusts).                 Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
-------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD          SVP, Chief Investment         SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                   Officer                       Management, Inc.; Chief Investment Officer, The Charles Schwab
                         (all trusts).                 Trust Co.
-------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON           Secretary                     SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                  (all trusts).                 Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                       U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE       TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER       2000 (all trusts).            Chair, JDN Corp. Advisory LLC; Director, Stanford University, America
8/13/60                                                First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                       (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                       (research), LookSmart, Ltd. (Internet infrastructure), PMI Group,
                                                       Inc. (mortgage insurance), Lucile Packard Children's Hospital. 2001:
                                                       Special Advisor to the President, Stanford University. Until 2001:
                                                       VP, Business Affairs, CFO, Stanford University.
-------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD        Family of Funds, 1989;        CEO, Dorward & Associates (management, marketing and
9/23/31                  Investments, 1991;            communications consulting). Until 1999: EVP, Managing Director,
                         Capital Trust, 1993;          Grey Advertising.
                         Annuity Portfolios, 1994.
-------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER        2000 (all trusts).            Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Solectron Corp.
11/22/41                                               (manufacturing), Tenera, Inc. (services and software), Airlease Ltd.
                                                       (aircraft leasing), Mission West Properties (commercial real estate),
                                                       Digital Microwave Corp. (network equipment). Until 1998: Dean, Haas
                                                       School of Business, University of California, Berkeley.
-------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES         Family of Funds, 1989;        Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                  Investments, 1991;            services and investment advice).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
-------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH          2000 (all trusts).            Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                       (investments--Netherlands), Cooper Industries (electrical products);
                                                       Member, audit committee, Northern Border Partners, L.P. (energy).
-------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS       Family of Funds, 1989;        Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                  Investments, 1991;            Chair, CEO, North American Trust (real estate investments).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
-------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY        Family of Funds, 1989;        Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                  Investments, 1991;            investments).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.

             [CHARLES SCHWAB LOGO]

MONEY MARKET

             SCHWAB MONEY
             MARKET PORTFOLIO

             Money Market

             FOR PERIOD ENDING DECEMBER 31, 2002
             Inception Date: May 3, 1994

      The portfolio seeks the highest current income consistent with stability of capital and liquidity.

Schwab Money Market Portfolio

[PHOTO OF KAREN WIGGAN]

      KAREN WIGGAN, a portfolio manager, has been responsible for day-to-day management of the portfolio since 1999. She joined the firm in 1987 and has been working in fixed-income portfolio management for eight years.

MANAGER'S PERSPECTIVE

CALENDAR 2002 SAW THE U.S. ECONOMY MAKING EVIDENT BUT VERY SLOW PROGRESS IN RECOVERING FROM THE 2001 RECESSION. Money market yields fell during 2002, pushed down by the soft economy and the Federal Reserve's unexpectedly large 0.50% interest rate cut in November.

WE GENERALLY KEPT THE PORTFOLIO'S AVERAGE MATURITY ON THE LONG SIDE DURING THE YEAR. As the market's perceptions of the economy shifted back and forth from positive to negative--which happened many times during the year--we saw corresponding changes in the yields of shorter and longer maturity money market instruments. In the first few months of 2002, as some economic indicators began pointing to an upturn in the economy, the longer maturity end of the scale offered the most attractive yields. We took advantage of this opportunity to add these attractive yields to the portfolio, in the process lengthening our weighted average maturity. We continued to invest to some extent in longer securities even during those times when they offered about the same yields as shorter securities, seeking to lock in yields in case near-term yields fell further.

When the economic outlook turned negative later in the year and rates did indeed fall, our strategy of locking in longer-term yields offered a degree of protection against the decline.

SCHWAB MONEY MARKET PORTFOLIO

PERFORMANCE AND PORTFOLIO FACTS

SEVEN-DAY YIELDS as of 12/31/02

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

----------------------------------------
SEVEN-DAY YIELD                     0.97%
----------------------------------------
SEVEN-DAY EFFECTIVE YIELD           0.97%
----------------------------------------

WEIGHTED AVERAGE MATURITY during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

Monthly                        Maturity
31-Dec-01                           41
   Jan-02                           42
   Feb-02                           46
   Mar-02                           45
   Apr-02                           49
   May-02                           49
   Jun-02                           51
   Jul-02                           49
   Aug-02                           42
   Sep-02                           34
   Oct-02                           43
   Nov-02                           47
31-Dec-02                           44

PORTFOLIO COMPOSITION 1 as of 12/31/02

All figures are shown as a percentage of the portfolio's investments. All of the portfolio's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE

[PIE CHART]

86.9%    U.S. GOVERNMENT AGENCY DISCOUNT NOTES

11.3%    REPURCHASE AGREEMENTS

 1.8%    U.S. GOVERNMENT AGENCY COUPON NOTES

BY CREDIT QUALITY

[PIE CHART]

100.0%    TIER 1

1 Composition of the portfolio is as of 12/31/02 and is not indicative of holdings after that date.

SCHWAB MONEY MARKET PORTFOLIO -- Financials

Financial Tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have both been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                     1/1/02-         1/1/01-         1/1/00-         1/1/99-        1/1/98-
                                                    12/31/02        12/31/01        12/31/00        12/31/99       12/31/98
---------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  1.00            1.00            1.00            1.00           1.00
                                                    -----------------------------------------------------------------------
Income from investment operations:

   Net investment income                                0.01            0.04            0.06            0.05           0.05
                                                    -----------------------------------------------------------------------
Less distributions:

   Dividends from net investment income                (0.01)          (0.04)          (0.06)          (0.05)         (0.05)
                                                    -----------------------------------------------------------------------
Net asset value at end of period                        1.00            1.00            1.00            1.00           1.00
                                                    -----------------------------------------------------------------------
Total return (%)                                        1.32            3.72            5.95            4.69           5.07

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                    0.48            0.49            0.48 1          0.50           0.50

Expense reductions reflected in above ratio               -- 2          0.01            0.02            0.10           0.11

Ratio of net investment income to
  average net assets                                    1.31            3.55            5.81            4.62           4.91

Net assets, end of period ($ x 1,000,000)                215             204             160             120             78

1 Would have been 0.49% if certain non-routine expenses (proxy fees) had been included.

2 Expense reductions round to less than 0.01.


See financial notes.

SCHWAB MONEY MARKET PORTFOLIO -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 88.7%          U.S. GOVERNMENT SECURITIES
                Market Value: $189,779
                Cost: $189,779

 11.3%          VARIABLE-RATE OBLIGATIONS
                Market Value: $24,290
                Cost: $24,290
-----------------------------------------
100.0%          TOTAL INVESTMENTS
                Market Value: $214,069
                Cost: $214,069

ISSUER                                                     FACE VALUE               MKT. VALUE
RATE, MATURITY DATE                                       ($ x 1,000)              ($ x 1,000)
FIXED-RATE -- U.S. GOVERNMENT SECURITIES
88.7% of investments

AGENCY DISCOUNT NOTES 86.9%
----------------------------------------------------------------------------------------------
FANNIE MAE
1.66%, 01/08/03                                                 2,000                    1,999
1.69%, 01/08/03                                                 3,000                    2,999
1.66%, 01/10/03                                                 1,410                    1,409
1.70%, 01/15/03                                                 4,000                    3,997
1.71%, 01/15/03                                                 1,400                    1,399
1.26%, 01/29/03                                                 2,000                    1,998
1.25%, 02/05/03                                                 4,000                    3,995
2.38%, 02/07/03                                                 3,000                    2,993
1.89%, 02/10/03                                                 3,000                    2,994
1.27%, 02/12/03                                                 4,000                    3,994
1.28%, 03/05/03                                                 4,000                    3,991
1.62%, 03/19/03                                                 2,000                    1,993
1.30%, 04/25/03                                                 2,000                    1,992
1.30%, 06/11/03                                                 2,000                    1,988
1.77%, 07/25/03                                                 2,000                    1,980
1.77%, 09/19/03                                                 2,000                    1,975

FEDERAL FARM CREDIT BANK
1.22%, 01/02/03                                                 2,203                    2,203
1.27%, 01/14/03                                                 1,288                    1,287
1.26%, 01/27/03                                                 1,245                    1,244
1.25%, 01/31/03                                                 5,618                    5,612
1.26%, 02/03/03                                                 2,000                    1,998
1.26%, 02/04/03                                                 3,000                    2,997
1.28%, 03/10/03                                                 1,831                    1,827
1.27%, 03/21/03                                                 3,000                    2,992
1.31%, 05/15/03                                                 1,090                    1,085
1.48%, 10/31/03                                                 2,000                    1,975

FEDERAL HOME LOAN BANK
1.66%, 01/08/03                                                 2,000                    1,999
1.68%, 01/10/03                                                 2,000                    1,999
1.54%, 01/14/03                                                 1,000                      999
1.52%, 01/15/03                                                 1,200                    1,199
1.53%, 01/17/03                                                 3,700                    3,698
1.71%, 01/17/03                                                 2,656                    2,654
1.25%, 01/22/03                                                 1,684                    1,683
1.27%, 02/05/03                                                 1,000                      999
1.25%, 02/07/03                                                 6,000                    5,992
1.29%, 02/14/03                                                 1,511                    1,509
1.24%, 02/19/03                                                 3,000                    2,995
1.27%, 02/21/03                                                 3,155                    3,149
1.29%, 03/05/03                                                 1,297                    1,294
1.28%, 03/18/03                                                 4,000                    3,989
1.28%, 03/19/03                                                 1,948                    1,943
1.72%, 04/21/03                                                 3,000                    2,984

FREDDIE MAC
1.64%, 01/09/03                                                 3,000                    2,999
1.66%, 01/09/03                                                 2,000                    1,999
1.71%, 01/16/03                                                 3,000                    2,998
1.25%, 01/17/03                                                 2,000                    1,999
1.27%, 01/21/03                                                 2,000                    1,999
1.29%, 01/21/03                                                 1,000                      999
1.57%, 01/23/03                                                 3,000                    2,997
1.28%, 01/30/03                                                 3,300                    3,297
1.25%, 02/13/03                                                 5,000                    4,993
1.27%, 02/19/03                                                 2,000                    1,997


See financial notes.

ISSUER                                                    FACE VALUE                MKT. VALUE
RATE, MATURITY DATE                                      ($ x 1,000)               ($ x 1,000)
1.28%, 02/27/03                                                3,395                     3,388
1.29%, 02/27/03                                                2,111                     2,107
1.26%, 03/14/03                                                3,000                     2,993
1.28%, 03/27/03                                                4,000                     3,988
2.00%, 04/24/03                                                1,000                       994
1.81%, 09/29/03                                                1,250                     1,233
1.77%, 10/09/03                                                1,000                       986

TENNESSEE VALLEY AUTHORITY
1.21%, 01/06/03                                                5,000                     4,999
1.23%, 01/07/03                                                5,000                     4,999
1.22%, 01/13/03                                                4,000                     3,998
1.24%, 01/22/03                                                4,000                     3,997
1.27%, 01/28/03                                                4,000                     3,996
1.25%, 01/29/03                                                2,000                     1,998
1.27%, 01/29/03                                                2,000                     1,998
1.27%, 02/03/03                                                3,000                     2,997
1.27%, 02/05/03                                                5,000                     4,994
1.27%, 02/06/03                                                2,000                     1,998
1.22%, 02/14/03                                                4,000                     3,994
                                                                                       -------
                                                                                       185,935
AGENCY COUPON NOTES 1.8%
----------------------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK
1.22%, 03/03/03                                                2,833                     2,833

FEDERAL HOME LOAN BANK
6.10%, 04/07/03                                                1,000                     1,011
                                                                                       -------
                                                                                         3,844

                                                      MATURITY VALUE                MKT. VALUE
SECURITY                                                 ($ x 1,000)               ($ x 1,000)
OTHER INVESTMENTS
11.3% of investments

REPURCHASE AGREEMENTS 11.3%
----------------------------------------------------------------------------------------------
CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities

1.10%, issued 12/31/02,
  due 01/02/03                                                24,291                    24,290

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

SCHWAB MONEY MARKET PORTFOLIO -- Financials

Statement of
ASSETS AND LIABILITIES
As of December 31, 2002. All numbers x 1,000 except NAV.

ASSETS
-----------------------------------------------------------------------------------
Investments, at market value                                               $189,779 a
Repurchase agreements, at market value                                       24,290 a
Receivables:
   Interest                                                                      18
   Fund shares sold                                                           1,171
Prepaid expenses                                                        +         1
                                                                        -----------
TOTAL ASSETS                                                                215,259

LIABILITIES
-----------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                           1
   Investment advisory and administration fees                                    7
Accrued expenses                                                        +        52
                                                                        -----------
TOTAL LIABILITIES                                                                60

NET ASSETS
-----------------------------------------------------------------------------------
TOTAL ASSETS                                                                215,259
TOTAL LIABILITIES                                                       -        60
                                                                        -----------
NET ASSETS                                                                 $215,199

NET ASSETS BY SOURCE

Capital received from investors                                             215,214
Net realized capital losses                                                     (15)

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$215,199         215,246           $1.00

a The amortized cost for the fund's securities was $214,069

FEDERAL TAX DATA

COST BASIS OF PORTFOLIO                                                    $214,069

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                                                      Loss amount:
    2005                                                                   $      1
    2006                                                                          3
    2007                                                                          9
    2008                                                               +          2
                                                                       ------------
                                                                           $     15


See financial notes.

Statement of
OPERATIONS
For January 1, 2002 through December 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
-----------------------------------------------------------------------------------
Interest                                                                   $  3,553

EXPENSES
-----------------------------------------------------------------------------------
Investment adviser and administrator fees                                       756 a
Trustees' fees                                                                   24 b
Custodian and portfolio accounting fees                                          78
Professional fees                                                                34
Registration fees                                                                 4
Shareholder reports                                                              50
Other expenses                                                          +         7
                                                                        -----------
Total expenses                                                                  953
Expense reduction                                                       -         7 c
                                                                        -----------
NET EXPENSES                                                                    946

INCREASE IN NET ASSETS FROM OPERATIONS
-----------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       3,553
NET EXPENSES                                                            -       946
                                                                        -----------
NET INVESTMENT INCOME                                                         2,607
                                                                        -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                        $  2,607

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b For the fund's independent trustees only.

c This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM to limit the operating expenses of this fund through at least April 30, 2003 to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See financial notes.

SCHWAB MONEY MARKET PORTFOLIO -- Financials

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
------------------------------------------------------------------------------------------------------------------
                                                                        1/1/02-12/31/02            1/1/01-12/31/01
Net investment income                                                          $  2,607                   $  6,590
                                                                        ------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                                            2,607                      6,590

DISTRIBUTIONS PAID
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                              2,607                      6,590 a

TRANSACTIONS IN FUND SHARES b
------------------------------------------------------------------------------------------------------------------
Shares sold                                                                     709,801                    777,662
Shares reinvested                                                                 2,607                      6,590
Total increase or decrease                                              +      (701,105)                  (739,940)
                                                                        ------------------------------------------
NET INCREASE                                                                     11,303                     44,312

NET ASSETS
------------------------------------------------------------------------------------------------------------------
Beginning of year                                                               203,896                    159,584
Total increase                                                          +        11,303                     44,312 c
                                                                        ------------------------------------------
END OF YEAR                                                                    $215,199                   $203,896

a The tax-basis components of distributions paid for the current period are:

  Ordinary income                $2,607
  Long-term capital gains        $   --

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See financial notes.

SCHWAB MONEY MARKET PORTFOLIO -- Notes

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other investments and policies that may affect the fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreement with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent, shareholder services and transaction services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Annuity Portfolios. The fund discussed in this report is highlighted.

SCHWAB ANNUITY PORTFOLIOS Organized January 21, 1994
   Schwab Money Market Portfolio
   Schwab MarketTrack Growth Portfolio II(TM)
   Schwab S&P 500 Portfolio

SCHWAB MONEY MARKET PORTFOLIO -- Notes

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.


Schwab Money Funds

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
February 7, 2003

PORTFOLIO TRUSTEES unaudited

   A portfolio's Board of Trustees is responsible for protecting the interests of that portfolio's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the portfolio covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

   Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

   Each of the SchwabFunds (of which there were 45 as of 12/31/02) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                            TRUST POSITION(S);
NAME AND BIRTHDATE          TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2         Chair, Trustee:               Chair, Co-CEO, Director, The Charles Schwab Corp.; CEO, Director,
7/29/37                     Family of Funds, 1989;        Schwab Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.,
                            Investments, 1991;            Charles Schwab Investment Management, Inc.; Chair, Charles Schwab
                            Capital Trust, 1993;          Holdings (UK); Chair, CEO, Schwab (SIS) Holdings, Inc. I, Schwab
                            Annuity Portfolios, 1994.     International Holdings, Inc.; Director, U.S. Trust Corp., United States
                                                          Trust Co. of New York, The Gap, Inc. (clothing retailer), Audiobase,
                                                          Inc. (Internet audio solutions), Vodaphone AirTouch PLC (telecom),
                                                          Siebel Systems (software), Xign, Inc. (electronic payment systems).
                                                          Until 7/01: Director, The Charles Schwab Trust Co. Until 1/99: Director,
                                                          Schwab Retirement Plan Services, Inc., Mayer & Schweitzer, Inc.
                                                          (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                          Performance Technologies, Inc. (technology), TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE          TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
JOHN PHILIP COGHLAN 1       Trustee: 2000                 Vice Chair, EVP, The Charles Schwab Corp.; Vice Chair, President-
5/6/51                      (all trusts).                 Retail, Charles Schwab & Co., Inc.; President, CEO, Director, The
                                                          Charles Schwab Trust Co.; Chair, Director, Schwab Retirement Plan
                                                          Services, Inc., Schwab Retirement Technologies, Inc. (formerly
                                                          TrustMark, Inc.); Director, Charles Schwab Investment Management,
                                                          Inc., Performance Technologies, Inc. (technology). Until 7/02:
                                                          Vice Chair, Enterprise President, Retirement Plan Services, Services
                                                          for Investment Managers, Charles Schwab & Co., Inc. Until 3/02:
                                                          Director, Charles Schwab Asset Management (Ireland) Ltd., Charles
                                                          Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1          Trustee: 2002                 EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                     (all trusts).                 Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE          TRUST OFFICE(S) HELD          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK             President, CEO                President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                     (all trusts).                 EVP, Charles Schwab & Co., Inc. Until 9/02: President and CIO,
                                                          American Century Investment Management; Director, American
                                                          Century Cos., Inc. Until 6/01: CIO, Fixed Income, American Century
                                                          Cos., Inc. Until 1997: SVP, Director, Fixed Income and Quantitative
                                                          Equity Portfolio Management, Twentieth Century Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG               Treasurer, Principal          SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                      Financial Officer             The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                            (all trusts).                 Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD             SVP, Chief Investment         SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                      Officer                       Management, Inc.; Chief Investment Officer, The Charles Schwab
                            (all trusts).                 Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON              Secretary                     SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                     (all trusts).                 Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                          U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE          TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER          2000 (all trusts).            Chair, JDN Corp. Advisory LLC; Director, Stanford University, America
8/13/60                                                   First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                          (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                          (research), LookSmart, Ltd. (Internet infrastructure), PMI Group,
                                                          Inc. (mortgage insurance), Lucile Packard Children's Hospital. 2001:
                                                          Special Advisor to the President, Stanford University. Until 2001:
                                                          VP, Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD           Family of Funds, 1989;        CEO, Dorward & Associates (management, marketing and
9/23/31                     Investments, 1991;            communications consulting). Until 1999: EVP, Managing Director,
                            Capital Trust, 1993;          Grey Advertising.
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER           2000 (all trusts).            Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Solectron Corp.
11/22/41                                                  (manufacturing), Tenera, Inc. (services and software), Airlease Ltd.
                                                          (aircraft leasing), Mission West Properties (commercial real estate),
                                                          Digital Microwave Corp. (network equipment). Until 1998: Dean, Haas
                                                          School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES            Family of Funds, 1989;        Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                     Investments, 1991;            services and investment advice).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH             2000 (all trusts).            Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                   Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                          (investments--Netherlands), Cooper Industries (electrical products);
                                                          Member, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS          Family of Funds, 1989;        Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                     Investments, 1991;            Chair, CEO, North American Trust (real estate investments).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY           Family of Funds, 1989;        Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                     Investments, 1991;            investments).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.

14